DEAR FELLOW SHAREHOLDER:
--------------------------------------------------------------------------------

     We are pleased to report to you on the performance of the American AAdvantage Funds and provide you with an Annual Report for the fiscal year ended October 31, 1995. It was a very good year for the Funds as six out of seven of the portfolios exceeded their respective benchmarks by healthy margins. Only the Limited-Term Income Fund underperformed its benchmark as it was conservatively managed to minimize the risk of principal volatility.

American AAdvantage Balanced Fund

     The Balanced Fund posted strong gains during the twelve months ended October 31, 1995 as interest rates declined significantly and the stock market advanced to new highs. The Fund's total return for the one-year period was 19.77% for the AMR Class, 19.39% for the Institutional Class, 19.08% for the Mileage Class and 19.06% for the PlanAhead Class. Each Class easily outpaced the Lipper Balanced Index return of 17.37%.

     Portfolio managers continued their discipline of purchasing stocks that are perceived to be undervalued in the market but which offer better than average growth expectations. Although this investment approach led to an underweighting in technology issues such as computer and semiconductor stocks, it also resulted in a heavy overweighting in financial stocks such as banks and insurance companies, the second best performing sector for the period. Since the weighted average maturities of the Fund's bond component tracked the maturity of the Lehman Brothers Government/Corporate Index closely, bond returns were in line with those of the index.

American AAdvantage Growth and Income Fund

     The Growth and Income Fund also performed quite well over the past fiscal year. The Fund's total return for the one year period was 21.03% for the AMR Class, 20.69% for the Institutional Class, 20.36% for the Mileage Class and 20.14% for the PlanAhead Class. Performance surpassed the Lipper Growth & Income Index return of 19.96%. Since the Growth and Income Fund utilized the same stock selection approach as the Balanced Fund, its sector weightings also reflected a heavy overweighting in the finance sector and an underweighting in technology.

American AAdvantage International Equity Fund

     The International Equity Fund enjoyed outstanding results versus its peer group for the twelve months ended October 31, 1995. The Fund's total return for the one year period was 8.18% for the AMR Class, 7.90% for the Institutional Class, 7.35% for the Mileage Class and 7.37% for the PlanAhead Class compared to a 0.61% return for the Lipper International Index.

     The Fund's managers select securities based upon a country's economic outlook, market valuation and potential changes in currency exchange rates. In addition, they use the same investment approach used by the domestic managers when selecting stocks. As a result, the Fund significantly underweighted Japanese securities (relative to many other managers and the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index), due to the perceived overvaluation of that market and limited growth prospects. This proved to be a successful strategy, as the Japanese market posted the second lowest return of all EAFE countries during the period. Instead, managers primarily overweighted the Scandinavian, Dutch and Swiss markets which posted some of the highest of all EAFE country returns.

American AAdvantage Limited-Term Income Fund

     The cautious nature of the Limited-Term Income Fund in terms of shorter duration and higher credit quality -- that served shareholders so well during the devastating fixed income market of 1994 -- caused the Fund's Institutional Class to underperform the Linked Lipper Short-Term Investment Grade Debt Funds' Average total return by 47 basis points during the twelve month period ended October 31, 1995. However, the Limited-Term Income Fund's total return for the twelve months ended October 31, 1995 of 8.22% for the AMR Class, 8.18% for the Institutional Class and 7.83% for the Mileage and PlanAhead Classes were 763, 776 and 738 basis points, respectively, higher than the same period in 1994. On a longer-term basis, for the three and five year periods ended October 31, 1995, the Fund continued to outperform the Linked Lipper Short-Term Investment Grade Debt Average total return, while investing in above average credit quality obligations with below average net asset value volatility. On October 31, 1995, the Fund's duration was 2.4 years.

Money Market Funds

American AAdvantage Money Market Fund

     For the twelve months ended October 31, 1995, the Institutional Class of the Money Market Fund had a total return of 5.96%. Lipper Analytical Services ranked the Institutional Class as the 11th best performing Institutional Money Market Fund out of its universe of 132 such funds during this time period. For the five years ended October 31, 1995, the Institutional Class maintained its Lipper ranking as the best performing Institutional Money Market Fund in the country.

     Similarly, during the twelve months ended October 31, 1995, the Mileage and PlanAhead Classes outperformed their benchmark, the Lipper Money Market Instrument Funds' Average by achieving total returns of 5.61% and 5.60%, respectively. Both the Mileage and PlanAhead Classes' performance were ranked in the top 15th percentile by Lipper in their category during this period out of their universe of 250 funds.

     On February 1, 1995, the Federal Reserve increased the fed funds rate by 50 basis points. The Fund achieved its healthy performance during this period of rising money market interest rates by investing in LIBOR-based variable rate obligations and maintaining a weighted average days to maturity of less than 45 days. On February 1, 1995, the Fund's weighted average days to maturity was just 32 days. Shortly thereafter, during the second quarter of 1995, the economy started to exhibit signs of a slowdown. As a result, a shift in portfolio strategy was implemented, which included lengthening the Fund's weighted average days to maturity. This reversal in portfolio strategy proved to be very timely because on July 6, 1995, for the first time in almost three years, the Federal Reserve lowered the fed funds rate by 25 basis points. On July 6, 1995, the Fund's weighted average days to maturity was 71 days. On October 31, 1995, the Fund's weighted average days to maturity was 50 days, which is 19 days longer than October 31, 1994.

     In addition, the Fund's performance benefited by investing in obligations of issuers whose credit quality was determined to be improving and were subsequently upgraded by a nationally recognized statistical rating organization. These issuers included: Caterpillar Financial Services; IBM Credit Corporation; K.O.P. Bank; General Motors Acceptance Corporation and First National Bank of Boston.

American AAdvantage Municipal Money Market Fund

     The Institutional Class of the Municipal Money Market Fund achieved a total return of 3.75% for the twelve months ended October 31, 1995. Lipper Analytical Services ranked the Institutional Class as the 13th best performing Institutional Tax-Exempt Money Market Fund out of its universe of 67 such funds during this period. Likewise, the Mileage and PlanAhead Classes outperformed their retail benchmark, the Lipper Tax-Exempt Money Market Funds' Average, with total returns of 3.40% and 3.39%, respectively. Since its inception, the Municipal Money Market Fund has invested exclusively in high credit worthy municipal issuers that have been further credit enhanced either by a bank letter of credit or bond insurance.

American AAdvantage U.S. Treasury Money Market Fund

     For the twelve months ended October 31, 1995, the Institutional Class of the U.S. Treasury Money Market Fund had a total return of 5.67% and was the 19th best performing Institutional U.S. Treasury Money Market Fund in the Lipper universe of 86 institutional treasury funds. During the same one year period, the Mileage and PlanAhead Classes also performed well as both classes outperformed their retail benchmark, the Lipper U.S. Treasury Money Funds' Average, with total returns of 5.30% and 5.19%, respectively. Due to the Fund's policy of investing exclusively in U.S. Treasury obligations, the Fund continued to be rated by Standard and Poor's in its highest money market funds' rating category, "AAAm", and meets the National Association of Insurance Commissioners
(NAIC) eligibility standards. On October 31, 1995, the Fund's weighted average days to maturity was 21 days.

Domestic Economic Overview

     Last year, our outlook focused on slower economic growth and continued modest inflation for 1995 as the economy started to feel the full impact of seven consecutive tightenings by the Federal Reserve. While many questioned the Fed's ability to engineer a "soft landing", it appears as if the Fed achieved its goal. Economic growth slowed, while inflation remained contained. Interest rates fell dramatically and many companies reported record earnings. All these factors were reflected in the financial markets as the stock market set record after record, while the bond market produced double digit returns.

     As we write this year's overview, Congress and the White House continue to debate how to reduce and subsequently eliminate the federal budget deficit by the year 2002. The ramifications for the financial markets have produced rosy scenarios for 1996 and the rest of the century. We believe the Federal Reserve will be more inclined to lower interest rates to keep the economy from slipping into a recession. Lower interest rates are one of the driving forces behind continued advances in the stock and bond markets. In conclusion, given a meaningful budget deficit reduction package, we expect lower interest rates, moderate economic growth and continued low inflation.

Foreign Economic Overview

     Although investing overseas in 1994 allowed US investors to benefit from the universal decline in the value of the US Dollar, 1995's decline was not as widespread. The US Dollar declined by greater than

10% versus some of the Scandinavian countries and to a lesser extent versus Germany; however, against the UK Sterling and the Japanese Yen, the US Dollar was actually flat for the year. Many foreign markets had to contend with sluggish economic growth and other difficulties in 1995. In the UK, the focus was on the political fortunes of John Major; in Japan, the banking crisis was much worse than first reported; in Germany, the Bundesbank was very reluctant to lower interest rates, and in France and Italy, attention focused on the conditions associated with the European Monetary Union.

     We are cautiously optimistic for foreign markets in 1996. Although investors should not expect to benefit from continued US Dollar weakness, falling interest rates in many foreign markets should improve economic growth and simultaneously lower rampant unemployment. Inflation should remain contained as unemployment is being lowered from a high base. Specifically, optimism is improving in Japan. The Yen is weakening, interest rates are being lowered and investors are anticipating a package of measures to stimulate the economy. In Europe, despite the fact that most stocks are reasonably priced, with economic growth expected to increase over the next couple of years, earnings growth should support modestly higher stock prices.

     We thank you for your continuing support and trust, and we will continue to strive to exceed your expectations in 1996.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

                                     LOGO

                             [BALANCED FUND GRAPH]


                       Jul-87     Oct-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95
Institutional Class   $  10,000    $9,076     $10,404  $  12,015  $  11,386  $  14,271  $  16,621  $  18,500  $  18,485  $  22,069
Mileage Class**       $  10,000    $9,076     $10,404  $  12,015  $  11,386  $  14,271  $  16,621  $  18,500  $  18,470  $  21,894
PlanAhead Class**     $  10,000    $9,076     $10,404  $  12,015  $  11,385  $  14,271  $  16,621  $  18,500  $  18,470  $  21,991
AMR Class**           $  10,000    $9,076     $10,404  $  12,015  $  11,385  $  14,271  $  16,621  $  18,500  $  18,485  $  22,139
S&P 500               $  10,000    $8,082      $9,275  $  11,719  $  10,841  $  14,476  $  15,917  $  18,290  $  19,009  $  24,021
SLGC                  $  10,000   $10,084     $11,156  $  12,510  $  13,199  $  15,227  $  16,828  $  19,126  $  18,239  $  21,186
Lipper Balanced
  Index               $  10,000    $8,624      $9,758  $  11,408  $  10,974  $  14,066  $  15,299  $  17,690  $  17,563  $  20,613

 * Fund inception was 7/17/87. Changes in value for indices have a starting date of 7/15/87.
** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the Mileage, PlanAhead and AMR Classes and the returns of the Mileage, PlanAhead and AMR Classes since inception of the Classes. Expenses of the Mileage and PlanAhead Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Mileage and PlanAhead Classes been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. Therefore, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the Mileage, PlanAhead and AMR Classes was 8/1/94.

                                     LOGO

                         [GROWTH AND INCOME FUND GRAPH]

                        Jul-87    Oct-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95
Institutional Class    $  10,000  $8,301    $  10,144  $  12,269  $  10,610  $  14,200  $  15,619  $  18,976  $  19,613  $  23,670
Mileage Class**        $  10,000  $8,301    $  10,144  $  12,269  $  10,610  $  14,200  $  15,619  $  18.976  $  19,685  $  23,572
PlanAhead Class**      $  10,000  $8,301    $  10,144  $  12,269  $  10,610  $  14,200  $  15,619  $  18,976  $  19,685  $  23,530
AMR Class**            $  10,000  $8,301    $  10,144  $  12,269  $  10,610  $  14,200  $  15,519  $  18,976  $  19,626  $  23,764
S&P 500                $  10,000  $8,082       $9,275  $  11,719  $  10,841  $  14,476  $  15,917  $  18,290  $  19,009  $  24,021
Lipper Growth &
  Income Index         $  10,000  $8,227       $9,723  $  11,750  $  10,392  $  13,876  $  15,111  $  18,057  $  18,627  $  22,345

 * Fund inception was 7/17/87. Changes in value for indices have a starting date of 7/15/87.
** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the Mileage, PlanAhead and AMR Classes and the returns of the Mileage, PlanAhead and AMR Classes since inception of the Classes. Expenses of the Mileage and PlanAhead Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Mileage and PlanAhead Classes been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. Therefore, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the Mileage, PlanAhead and AMR Classes was 8/1/94.

                                     LOGO
                       [INTERNATIONAL EQUITY FUND GRAPH]

                                                  Aug-91     Oct-91     Oct-92    Oct-93     Oct-94     Oct-95
                Institutional Class               $10,000    $10,133    $8,910    $12,168    $13,601    $14,676
                Mileage Class**                   $10,000    $10,133    $8,910    $12,168    $13,580    $14,579
                PlanAhead Class**                 $10,000    $10,133    $8,910    $12,168    $13,580    $14,581
                AMR Class**                       $10,000    $10,133    $8,910    $12,168    $13,601    $14,714
                EAFE Index                        $10,000    $10,676    $9,286    $12,804    $14,132    $14,124
                Lipper International Index        $10,000    $10,309    $9,790    $13,125    $14,636    $14,547

 * Fund inception was 8/7/91. Changes in value for indices have a starting date of 8/7/91.
** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the Mileage, PlanAhead and AMR Classes and the returns of the Mileage, PlanAhead and AMR Classes since inception of the Classes. Expenses of the Mileage and PlanAhead Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Mileage and PlanAhead Classes been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. Therefore, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the Mileage, PlanAhead and AMR Classes was 8/1/94.

                                     LOGO

                        [LIMITED-TERM INCOME FUND GRAPH]

                                  Nov-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95
Institutional Class              $ 10,000   $ 10,670   $ 11,482   $ 12,345   $ 13,810   $ 14,906   $ 15,979   $ 16,047   $ 17,359
Mileage Class**                  $ 10,000   $ 10,670   $ 11,482   $ 12,345   $ 13,810   $ 14,906   $ 15,979   $ 16,051   $ 17,308
PlanAhead Class**                $ 10,000   $ 10,670   $ 11,482   $ 12,345   $ 13,810   $ 14,906   $ 15,979   $ 16,051   $ 17,308
AMR Class**                      $ 10,000   $ 10,670   $ 11,482   $ 12,345   $ 13,810   $ 14,906   $ 15,979   $ 16,073   $ 17,396
Lipper Short Term Investment
  Grd DF Avg.                    $ 10,000   $ 10,720   $ 11,730   $ 12,520   $ 13,959   $ 15,118   $ 16,204   $ 16,154   $ 17,610
Shearson Lehman G/C 1-5 Year
  Index                          $ 10,000   $ 10,675   $ 11,723   $ 12,715   $ 14,310   $ 16,622   $ 16,833   $ 16,795   $ 18,545

 * Fund inception was 12/3/87. Changes in value for indices have a starting date of 12/3/87.
** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the Mileage, PlanAhead and AMR Classes and the returns of the Mileage, PlanAhead and AMR Classes since inception of the Classes. Expenses of the Mileage and PlanAhead Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Mileage and PlanAhead Classes been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. Therefore, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the Mileage, PlanAhead and AMR Classes was 8/1/94.

RESULTS OF SHAREHOLDER MEETING:

     A special meeting of shareholders of the American AAdvantage Funds was held on August 3, 1995. The following matters were voted on at the meeting.

     (1) The shareholders of the American AAdvantage Funds, on behalf of each Fund approved the following fundamental investment policy:

          Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

                   VOTED:                              FOR              AGAINST          ABSTAIN          NON-VOTING
---------------------------------------------   -----------------    -------------    -------------    ----------------
American AAdvantage Funds:
  Balanced Fund..............................      55,210,182.721       29,484.897            0.000       1,825,194.323
  Growth and Income Fund.....................      44,764,740.335        9,578.477            0.000       1,384,584.376
  International Equity Fund..................      18,147,056.341        1,707.643            0.000         244,525.320
  Limited-Term Income Fund...................      12,275,104.756       28,043.570            0.000       3,156,423.915
  Money Market Fund..........................   1,038,118,971.310    10,140,313.00    1,005,505.610     511,343,317.900
  Municipal Money Market Fund................      10,773,119.720            0.000       37,810.150       7,466,885.130
  U.S. Treasury Money Market Fund............      34,702,633.060       198,616.81       23,454.760      20,063,924.830

     (2) The shareholders of the American AAdvantage Funds, on behalf of each Fund approved an amended Management Agreement between the Trust and AMR Investment Services, Inc.

                   VOTED:                              FOR              AGAINST          ABSTAIN          NON-VOTING
---------------------------------------------   -----------------    -------------    -------------    ----------------
American AAdvantage Funds:
  Balanced Fund..............................      55,238,809.985            0.000          857.633       1,825,194.323
  Growth and Income Fund.....................      44,771,354.618        1,215.234        1,748.960         170,565.610
  International Equity Fund..................      18,147,052.740        1,711.274            0.000         244,525.290
  Limited-Term Income Fund...................      12,301,072.557            0.000        2,075.766       3,156,423.918
  Money Market Fund..........................   1,047,303,548.450       736,056.81     1,225,184.66     511,643,317.900
  Municipal Money Market Fund................      10,741,870.320        31,249.40        37,810.51       7,466,884.770
  U.S. Treasury Money Market Fund............      34,698,214.870       187,874.55        38,615.21      20,063,924.830

     (3) The shareholders of the Trust elected the following nominees to the Board of Trustees: William F. Quinn, David G. Fox, John S. Justin, Stephen D. O'Sullivan and Roger T. Staubach.

                                                                                       WITHHOLD
                           VOTED:                                     FOR             AUTHORITY          NON-VOTING
------------------------------------------------------------   -----------------    --------------    ----------------
American AAdvantage Funds Nominees:
  William F. Quinn..........................................   1,211,941,618.108    13,524,705.079     545,484,855.767
  David G. Fox..............................................   1,211,941,618.108    13,524,705.079     545,484,855.767
  John S. Justin............................................   1,211,941,618.108    13,524,705.079     545,484,855.767
  Stephen D. O'Sullivan.....................................   1,211,941,618.108    13,524,705.079     545,484,855.767
  Roger T. Staubach.........................................   1,211,941,618.108    13,524,705.079     545,484,855.767

     (4) The shareholders of the International Equity Fund approved an amended investment advisory agreement with Hotchkis and Wiley.

                           VOTED:                                    FOR            AGAINST      ABSTAIN     NON-VOTING
-------------------------------------------------------------   --------------    -----------    -------    ------------
American AAdvantage International Equity Fund................   18,131,233.682     17,530.332     0.000      244,525.290

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Balanced Fund
American AAdvantage Growth and Income Fund
American AAdvantage International Equity Fund
American AAdvantage Limited-Term Income Fund
American AAdvantage Money Market Fund
American AAdvantage Municipal Money Market Fund
American AAdvantage U.S. Treasury Money Market Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage International Equity Fund, the American AAdvantage Limited-Term Income Fund, the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund, and the American AAdvantage U.S. Treasury Money Market Fund (collectively, the "Funds") (seven separate portfolios comprising the American AAdvantage Funds), including the schedules of investments as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                            /s/ ERNST & YOUNG LLP

Dallas, Texas
December 19, 1995

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 23.38%
U.S. Treasury Notes, 4.75%,
  Due 2-15-1997.................  $  3,000     $  2,967
U.S. Treasury Notes, 5.625%,
  Due 6-30-1997.................     3,300        3,301
U.S. Treasury Notes, 7.375%,
  Due 11-15-1997................     2,010        2,075
U.S. Treasury Notes, 6.00%,
  Due 12-31-1997................     1,300        1,310
U.S. Treasury Notes, 6.125%,
  Due 5-15-1998.................     6,690        6,759
U.S. Treasury Notes, 9.00%,
  Due 5-15-1998.................     1,000        1,078
U.S. Treasury Notes, 5.125%,
  Due 6-30-1998.................     1,000          986
U.S. Treasury Notes, 9.25%,
  Due 8-15-1998.................     2,000        2,180
U.S. Treasury Notes, 8.875%,
  Due 2-15-1999.................     2,000        2,185
U.S. Treasury Notes, 7.00%,
  Due 4-15-1999.................     1,800        1,870
U.S. Treasury Notes, 6.75%,
  Due 6-30-1999.................     5,000        5,161
U.S. Treasury Notes, 6.375%,
  Due 7-15-1999.................     1,500        1,530
U.S. Treasury Notes, 7.125%,
  Due 9-30-1999.................     7,190        7,525
U.S. Treasury Notes, 7.875%,
  Due 11-15-1999................     1,500        1,611
U.S. Treasury Notes, 7.75%,
  Due 1-31-2000.................     2,000        2,144
U.S. Treasury Notes, 5.50%,
  Due 4-15-2000.................     1,500        1,485
U.S. Treasury Notes, 5.875%,
  Due 6-30-2000.................     2,090        2,095
U.S. Treasury Notes, 6.125%,
  Due 7-31-2000.................     5,090        5,152
U.S. Treasury Notes, 8.50%,
  Due 11-15-2000................     3,500        3,905
U.S. Treasury Notes, 8.00%,
  Due 5-15-2001.................     2,100        2,312
U.S. Treasury Notes, 7.50%,
  Due 11-15-2001................     5,750        6,221
U.S. Treasury Notes, 7.50%,
  Due 5-15-2002.................     3,000        3,259
U.S. Treasury Notes, 6.375%,
  Due 8-15-2002.................     4,995        5,120
U.S. Treasury Notes, 6.25%,
  Due 2-15-2003.................     1,500        1,526

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
U.S. Treasury Notes, 5.75%,
  Due 8-15-2003.................  $  2,000     $  1,971
U.S. Treasury Notes, 7.25%,
  Due 5-15-2004.................     1,500        1,623
U.S. Treasury Notes, 7.875%,
  Due 11-15-2004................     1,500        1,691
U.S. Treasury Notes, 6.50%,
  Due 8-15-2005.................     2,000        2,071
U.S. Treasury Bonds, 7.25%,
  Due 8-15-2004.................     2,500        2,707
U.S. Treasury Bonds, 11.625%,
  Due 11-15-2004................    10,620       14,685
U.S. Treasury Bonds, 7.50%,
  Due 2-15-2005.................     6,635        7,319
U.S. Treasury Bonds, 13.875%,
  Due 5-15-2011.................     1,230        1,955
U.S. Treasury Bonds, 10.375%,
  Due 11-15-2012................     1,500        2,015
U.S. Treasury Bonds, 8.75%,
  Due 5-15-2017.................     3,180        4,038
U.S. Treasury Bonds, 8.875%,
  Due 8-15-2017.................     1,750        2,250
U.S. Treasury Bonds, 8.875%,
  Due 2-15-2019.................     1,250        1,616
U.S. Treasury Bonds, 8.125%,
  Due 8-15-2019.................     6,450        7,762
U.S. Treasury Bonds, 8.125%,
  Due 8-15-2021.................     2,585        3,133
U.S. Treasury Bonds, 7.50%,
  Due 11-15-2024................     4,150        4,749
U.S. Treasury Coupon Strips,
  Due 11-15-2008................       796          351
U.S. Treasury Coupon Strips,
  Due 5-15-2011.................     4,000        1,481
U.S. Treasury Coupon Strips,
  Due 8-15-2018.................     4,000          897
U.S. Treasury Coupon Strips,
  Due 8-15-2019.................    11,500        2,409
U.S. Treasury Coupon Strips,
  Due 11-15-2019................     6,000        1,236
U.S. Treasury Principal Strips,
  Due 2-15-2019.................     5,300        1,155
Federal Home Loan Mortgage
  Corporation, 7.71%,
  Due 6-21-2004.................     1,999        2,096
Federal Home Loan Mortgage
  Corporation, 6.50%,
  Due 10-15-2006................     1,499        1,490

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Federal Home Loan Mortgage
  Corporation, 7.00%,
  Due 4-15-2019.................  $    999     $  1,006
Federal National Mortgage
  Association, 6.36%,
  Due 8-16-2000.................     2,089        2,118
Federal National Mortgage
  Association, 6.00%,
  Due 1-1-2009..................     1,135        1,107
Federal National Mortgage
  Association, 6.00%,
  Due 2-1-2009..................     1,952        1,903
Federal National Mortgage
  Association, 6.50%,
  Due 5-15-2014.................       400          400
Federal National Mortgage
  Association, ARM, 6.43%,
  Due 7-1-2018..................     1,769        1,776
Federal National Mortgage
  Association, 6.75%,
  Due 10-25-2018................       500          501
Federal National Mortgage
  Association, 10.45%,
  Due 4-25-2019.................       290          315
Federal National Mortgage
  Association, 8.00%,
  Due 10-1-2023.................     4,965        5,094
Federal National Mortgage
  Association, ARM, 5.50%,
  Due 12-1-2023.................     1,546        1,558
Federal National Mortgage
  Association, ARM, 6.37%,
  Due 1-1-2024..................     1,768        1,780
Federal National Mortgage
  Association, 8.00%,
  Due 10-1-2024.................     3,229        3,313
Federal National Mortgage
  Association, 8.00%,
  Due 3-1-2025..................     1,789        1,835
Federal National Mortgage
  Association, ARM, 7.29%,
  Due 4-1-2025..................       468          482
Federal National Mortgage
  Association, 8.50%,
  Due 6-1-2025..................       988        1,025
Government National Mortgage
  Association, 10.50%,
  Due 9-15-1998.................        17           19
Government National Mortgage
  Association, 9.00%,
  Due 10-15-2016................     1,101        1,157

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Government National Mortgage
  Association, 9.00%,
  Due 12-15-2017................  $    901     $    951
Government National Mortgage
  Association, 9.00%,
  Due 2-15-2020.................       935          983
Government National Mortgage
  Association, 8.50%,
  Due 3-15-2020.................       351          366
Government National Mortgage
  Association, 9.00%,
  Due 2-15-2021.................       399          420
Government National Mortgage
  Association, 8.50%,
  Due 2-15-2022.................       752          783
Government National Mortgage
  Association, 8.00%,
  Due 3-1-2022..................       949          978
Government National Mortgage
  Association, 9.00%,
  Due 7-15-2022.................       464          488
Government National Mortgage
  Association, 8.50%,
  Due 1-15-2023.................       264          275
Government National Mortgage
  Association, 8.00%,
  Due 2-1-2023..................     2,909        2,996
Government National Mortgage
  Association, 8.00%,
  Due 3-15-2023.................       701          722
Government National Mortgage
  Association, 7.50%,
  Due 4-15-2023.................       872          884
Government National Mortgage
  Association, 8.00%,
  Due 5-15-2023.................     2,478        2,552
Government National Mortgage
  Association, 8.50%,
  Due 6-15-2024.................       949          989
Government National Mortgage
  Association, 8.50%,
  Due 12-15-2024................     1,528        1,592
Government National Mortgage
  Association, 8.50%,
  Due 6-15-2025.................       997        1,039
Government National Mortgage
  Association, 8.50%,
  Due 7-1-2025..................       940          979
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS........                186,843
                                               --------

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
ASSET-BACKED SECURITIES - 1.83%
American Express Master Trust,
  1992-1 A, 6.05%,
  Due 6-15-1998.................  $  2,250     $  2,256
Banc One Auto Trust,
  1995-A A5, 7.05%,
  Due 8-15-1998.................       390          398
Carco Auto Loan Master Trust,
  1994-2 A, 7.875%,
  Due 7-15-1999.................       600          618
First Chicago Master Trust II,
  1992-E A, 6.25%,
  Due 8-15-1999.................       750          754
Ford Credit Grantor Trust,
  1994-A A, 6.35%,
  Due 5-15-1999.................       502          505
General Electric Railcar Trust,
  1992-1 A, 7.75%,
  Due 6-1-2004..................       644          685
Olympic Automobile Receivables
  Trust, 1993-C A, 4.50%,
  Due 2-15-2000.................       351          345
Premier Auto Trust,
  1994-4 A5, 6.65%,
  Due 11-2-1998.................     2,000        2,021
Prime Credit Card Master Trust,
  1992-1 A1, 7.05%,
  Due 2-15-2001.................     1,010        1,034
Signet Credit Card Master Trust,
  1994-4 A, 6.80%,
  Due 12-15-2000................     1,800        1,830
Standard Credit Card Trust,
  1991-6 A, 7.875%,
  Due 1-7-2000..................     1,500        1,570
UCFC Home Equity,
  1994-C1 A2, 7.275%,
  Due 6-10-2007.................       612          620
Western Financial Grantor Trust,
  1993-2 A2, 4.70%,
  Due 10-1-1998.................     1,183        1,168
Western Financial Grantor Trust,
  1994-3 A2, 6.65%,
  Due 12-1-1999.................       837          845
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES................                 14,649
                                               --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.96%
Citicorp Mortgage Securities,
  Incorporated, 9.50%,
  Due 8-1-2002..................       776          794

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Citicorp Mortgage Securities,
  Incorporated, 9.50%,
  Due 8-25-2005.................  $     68     $     68
Citicorp Mortgage Securities,
  Incorporated, 8.50%,
  Due 4-25-2017.................       811          818
Citicorp Mortgage Securities,
  Incorporated, 10.00%,
  Due 5-25-2017.................       171          170
Citicorp Mortgage Securities,
  Incorporated, 9.00%,
  Due 4-1-2018..................       871          900
DLJ Mortgage Acceptance
  Corporation, FRN, 4.56%,
  Due 3-25-2024.................       760          733
General Electric Capital
  Mortgage Services,
  Incorporated,
  1992-4 A A4, 8.00%,
  Due 4-25-2022.................       777          792
Green Tree Financial
  Corporation, 1993-3 A5, 5.75%,
  Due 10-15-2018................       990          963
Green Tree Financial
  Corporation, 1994-5 A2, 7.30%,
  Due 11-15-2019................       690          709
Green Tree Financial
  Corporation, 1995-8 A4, 6.60%,
  Due 12-15-2026................     1,400        1,393
Residential Funding Corporation,
  1993 S28 A4, 6.35%,
  Due 8-25-2023.................       300          295
                                               --------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS...............                  7,635
                                               --------
CORPORATE BONDS - 9.59%
FINANCIAL - 3.81%
American General Financial,
  7.25%, Due 5-15-2005..........       410          427
Associates Corporation of North
  America, 6.375%,
  Due 8-15-1998.................     2,000        2,016
Associates Corporation of North
  America, 7.50%,
  Due 5-15-1999.................        80           83
BankAmerica Corporation, 7.50%,
  Due 3-15-1997.................       960          979
Banponce, 7.30%,
  Due 6-5-2002..................       640          659
Capital One Bank Note, 8.125%,
  Due 3-1-2000..................     1,000        1,061

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Chemical Banking Corporation,
  7.625%, Due 1-15-2003.........  $    200     $    212
Chemical Banking Corporation,
  FRN, 7.30%, Due 6-15-2000.....     2,300        2,307
Chrysler Financial Corporation,
  MTN, 7.89%, Due 2-10-1997.....     1,750        1,786
Chrysler Financial Corporation,
  MTN, 6.50%, Due 8-3-1998......       550          553
Fleet Mortgage Group,
  Incorporated, 6.125%,
  Due 8-15-1997.................       930          931
Ford Motor Credit Company,
  9.25%, Due 6-15-1998..........     1,000        1,076
Ford Motor Credit Company,
  8.20%, Due 2-15-2002..........     1,470        1,599
Ford Motor Credit Company,
  8.00%, Due 6-15-2002..........       500          540
General Motors Acceptance
  Corporation, 7.375%,
  Due 4-25-2000.................     2,000        2,075
General Motors Acceptance
  Corporation, 6.75%,
  Due 6-17-2002.................     1,140        1,149
General Motors Acceptance
  Corporation, 6.625%,
  Due 10-1-2002.................     1,000        1,001
Health & Rehab, FRN, 6.9875%,
  Due 7-13-1999.................     1,000          995
Lehman Brothers, Incorporated,
  7.00%, Due 5-15-1997..........     1,000        1,010
Lehman Brothers, Incorporated,
  5.04%, Due 12-15-2003.........     1,000        1,007
Merrill Lynch & Company,
  Incorporated, 8.25%,
  Due 11-15-1999................       500          534
Morgan Stanley, 7.50%,
  Due 2-1-2024..................       600          577
NationsBank Corporation, 6.75%,
  Due 8-15-2000.................     1,030        1,046
NationsBank Corporation, 7.625%,
  Due 4-15-2005.................     1,000        1,062
Salomon Brothers, Incorporated,
  7.05%, Due 1-15-1998..........       800          802
Salomon Brothers, Incorporated,
  7.00%, Due 1-20-1998..........       390          392
Salomon Brothers, Incorporated,
  MTN, 5.53%, Due 1-30-1998.....     1,500        1,457
Salomon Brothers, Incorporated,
  6.04%, Due 7-9-1998...........       625          611
Smith Barney Holdings, 6.00%,
  Due 3-15-1997.................     1,000        1,000

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
St. Paul Companies, 9.375%,
  Due 6-15-1997.................  $    600     $    631
Westpac Banking Corporation,
  7.875%, Due 10-15-2002........       800          855
                                               --------
    TOTAL FINANCIAL.............                 30,433
                                               --------
INDUSTRIAL - 2.57%
Atlantic Richfield Corporation,
  8.75%, Due 3-1-2032...........       400          481
The Boeing Company, 8.625%,
  Due 11-15-2031................       420          498
E.I. Du Pont De Nemours &
  Company, 8.45%,
  Due 10-15-1996................       200          205
Heinz (H. J.) Company, 5.50%,
  Due 9-15-1997.................       520          517
International Business Machines,
  Incorporated, 6.375%,
  Due 11-1-1997.................       750          757
Legrand, 8.50%,
  Due 2-15-2025.................       610          699
Loews Corporation, 7.00%,
  Due 10-20-2023................       550          515
The May Department Store
  Company, 10.625%,
  Due 11-1-2010.................       530          722
The May Department Store
  Company, 9.75%,
  Due 2-15-2021.................       400          513
McDermott, 8.75%,
  Due 5-19-2023.................     1,000        1,022
News America Holdings, 9.25%,
  Due 2-1-2013..................       370          414
Occidential Petroleum
  Corporation, 8.50%, Due
  9-15-2004.....................     2,000        2,138
Pepsico Incorporated, 7.00%,
  Due 11-15-1996................       550          557
Philip Morris Companies,
  Incorporated, 8.875%,
  Due 7-1-1996..................       520          529
Philip Morris Companies,
  Incorporated, 9.25%,
  Due 12-1-1997.................     3,500        3,719
Philip Morris Companies,
  Incorporated, 8.25%,
  Due 10-15-2003................       640          698
Philip Morris Companies,
  Incorporated, 8.375%,
  Due 1-15-2017.................       625          640
RJR Nabisco, 8.75%,
  Due 8-15-2005.................     2,750        2,750

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Sears Roebuck, 9.375%,
  Due 11-1-2011.................  $    635     $    777
Telecommunications,
  Incorporated, 9.80%, Due
  2-1-2012......................       320          371
Torchmark Corporation, 7.875%,
  Due 5-15-2023.................       510          527
Valasis Communications, 9.55%,
  Due 12-1-2003.................       390          408
Xerox Corporation, 7.15%,
  Due 8-1-2004..................     1,000        1,035
                                               --------
    TOTAL INDUSTRIAL............                 20,492
                                               --------
UTILITY - 1.23%
Baltimore Gas & Electric, FRN,
  6.375%, Due 4-15-1999.........     2,500        2,502
General Telephone Southwest,
  Incorporated, 8.50%,
  Due 11-15-2031................       600          695
National Rural, FRN, 6.0675%,
  Due 2-27-1998.................     1,500        1,497
Pacific Bell Telephone, 8.70%,
  Due 6-15-2001.................       630          701
Southern California Edison
  Company, 5.90%,
  Due 1-15-1997.................     2,500        2,493
Southern California Edison
  Company, 5.60%,
  Due 12-15-1998................     2,000        1,961
                                               --------
    TOTAL UTILITY...............                  9,849
                                               --------
FOREIGN BONDS - 1.98%
ABN-AMRO, 7.27%,
  Due 5-31-2005.................       690          716
ANZ Banking, 6.25%,
  Due 2-1-2004..................       590          572
Hydro-Quebec, 9.40%,
  Due 2-1-2021..................     1,800        2,187
Hydro-Quebec, 8.875%,
  Due 3-1-2026..................     1,200        1,391
Korea Development Bank, 5.875%,
  Due 12-1-1998.................       100           99
Korea Development Bank, 6.25%,
  Due 5-1-2000..................       640          637
Province of Newfoundland,
  9.875%, Due 6-1-2020..........       250          317
Province of Quebec, 8.80%,
  Due 4-15-2003.................       620          694
Republic of Italy, 6.875%,
  Due 9-27-2023.................     1,500        1,382

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Skandinaviska Enskilda Banken,
  6.875%, Due 2-15-2009.........  $  1,000     $    982
Svenska Handelsbanken, 8.35%,
  Due 7-15-2004.................       580          634
Swedish Bank FRN, 7.71875%,
  Due 10-29-2049................     2,500        2,550
Swedish Export Credit, 9.875%,
  Due 3-15-1998.................     2,410        2,665
Swiss Bank Corporation, 7.50%,
  Due 7-15-2025.................       950          989
                                               --------
    TOTAL FOREIGN BONDS.........                 15,815
                                               --------
    TOTAL CORPORATE BONDS.......                 76,589
                                               --------
                                    Shares
                                  --------
PREFERRED STOCK - 0.44%
ConAgra Convertible E...........    55,000        2,159
National Semiconductor
  Convertible A.................    13,000        1,138
RJR Nabisco, Convertible PERC...    29,300          183
Teledyne, Incorporated E........       360            5
                                               --------
    TOTAL PREFERRED STOCK.......                  3,485
                                               --------
COMMON STOCK - 60.00%
FOREIGN STOCKS - 1.80%
Arthur Guinness & Sons, ADR.....    24,700          988
Exel Limited....................    50,000        2,675
Hanson PLC, ADR.................    56,100          870
Moore Corporation Limited.......   120,000        2,295
Royal Dutch Petroleum Company,
  New York Registry.............    30,000        3,686
Schlumberger Limited............    30,000        1,868
The Seagram Company Limited.....    20,800          749
Volvo AB, ADR...................    55,000        1,244
                                               --------
    TOTAL FOREIGN STOCKS........                 14,375
                                               --------
CONSUMER STAPLES -- 12.63%
DEPARTMENT AND MAIL ORDER - 1.70%
K Mart Corporation..............   253,600        2,061
The May Department Store
  Company.......................    91,800        3,603
J.C. Penney Company,
  Incorporated..................   130,475        5,496
Sears Roebuck & Company.........    40,000        1,360

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Woolworth Corporation...........    70,000     $  1,024
                                               --------
    TOTAL DEPARTMENT AND MAIL
      ORDER.....................                 13,544
                                               --------
DISTILLERS AND BREWERS - 0.76%
Anheuser-Busch Companies,
  Incorporated..................    76,300        5,036
Brown-Foreman, Incorporated.....    26,700        1,018
                                               --------
    TOTAL DISTILLERS AND
      BREWERS...................                  6,054
                                               --------
DRUGS AND HOSPITAL SUPPLY - 4.13%
Allergan, Incorporated..........    62,400        1,833
American Home Products
  Corporation...................    60,800        5,388
Baxter International,
  Incorporated..................   175,300        6,771
Bristol-Myers Squibb Company....    50,500        3,851
Eli Lilly & Company.............    37,915        3,664
Guidant Corporation.............    25,196          806
Merck & Company, Incorporated...   105,000        6,038
Upjohn Company..................    46,500        2,360
Warner Lambert..................    27,100        2,307
                                               --------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY....................                 33,018
                                               --------
FOOD PROCESSING - 0.11%
Nabisco Holdings Corporation,
  Class A.......................    32,900          884
                                               --------
LEISURE - 0.36%
Brunswick Corporation...........    71,600        1,396
Hasbro, Incorporated............    30,800          939
King World Productions,
  Incorporated (non-income
  producing)....................    16,500          575
                                               --------
    TOTAL LEISURE...............                  2,910
                                               --------
PHOTOGRAPHY - 1.05%
Eastman Kodak Company...........   133,900        8,385
                                               --------
PUBLISHING - 0.67%
A.H. Belo, Incorporated, Class
  A.............................    24,400          845
R.R. Donnelley & Sons Company...    30,000        1,095
Dun & Bradstreet Corporation....    45,000        2,689
New York Times Company..........    24,700          685
                                               --------
    TOTAL PUBLISHING............                  5,314
                                               --------
RETAIL - OTHER - 0.34%
Giant Foods, Incorporated.......    40,000        1,285
Melville Corporation............    45,000        1,440
                                               --------
    TOTAL RETAIL - OTHER........                  2,725
                                               --------
TOBACCO - 3.51%
American Brands, Incorporated...    60,000        2,573

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Philip Morris Companies,
  Incorporated..................   180,300     $ 15,235
RJR Nabisco Holdings............   123,640        3,802
UST, Incorporated...............   214,000        6,420
                                               --------
    TOTAL TOBACCO...............                 28,030
                                               --------
    TOTAL CONSUMER STAPLES......                100,864
                                               --------
INTEREST SENSITIVE - 22.39%
BANKS - 7.32%
BankAmerica Corporation.........   117,000        6,728
Bank of Boston Corporation......    35,000        1,558
Bankers Trust Company New York..    19,400        1,237
Chase Manhattan Corporation.....   132,100        7,530
Chemical Banking Corporation....   136,712        7,775
Crestar Financial Corporation...    15,000          855
First Chicago NBD...............    68,100        4,622
First Interstate Bancorp........    31,000        3,999
First of America Bank
  Corporation...................    50,000        2,131
First Security Corporation......    40,000        1,310
Fleet Financial Group,
  Incorporated..................   150,000        5,813
J.P. Morgan & Company,
  Incorporated..................    53,000        4,088
NationsBank Corporation.........    52,700        3,465
Norwest Corporation.............   214,800        6,337
Wells Fargo and Company.........     5,000        1,051
                                               --------
    TOTAL BANKS.................                 58,499
                                               --------
BUILDING AND MATERIALS - 0.41%
PPG Industries, Incorporated....    45,000        1,913
Vulcan Materials Company........    24,700        1,374
                                               --------
    TOTAL BUILDING AND
      MATERIALS.................                  3,287
                                               --------
FINANCE - 0.62%
Beneficial Corporation..........    44,000        2,156
Household International,
  Incorporated..................    50,000        2,813
                                               --------
    TOTAL FINANCE...............                  4,969
                                               --------
INSURANCE - LIFE AND MULTI-LINE - 2.35%
Aetna Life & Casualty Company...    69,000        4,856
American General Corporation....    60,000        1,973
Aon, Incorporated...............   145,000        5,963
Lincoln National Corporation....    45,000        2,008
Old Republic International
  Corporation...................    34,800          996

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Travelers Corporation...........    59,669     $  3,013
                                               --------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE................                 18,809
                                               --------
INSURANCE - PROPERTY AND CASUALTY - 2.52%
Ace Limited (non-income
  producing)....................       100            3
Allstate Corporation............   282,257       10,373
Safeco Corporation..............    45,000        2,888
St. Paul Companies..............   135,600        6,882
                                               --------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY..............                 20,146
                                               --------
SAVINGS AND LOAN - 1.22%
Great Western Financial
  Corporation...................   308,300        6,975
H.F. Ahmanson & Company.........   110,000        2,750
                                               --------
    TOTAL SAVINGS AND LOAN......                  9,725
                                               --------
UTILITIES - ELECTRIC - 2.84%
Centerior Energy................   343,600        3,436
CMS Energy Corporation..........    60,000        1,658
Detroit Edison Company..........    39,000        1,316
Entergy Corporation.............   207,300        5,908
Illinova Corporation............    60,000        1,703
Niagara Mohawk Power
  Corporation...................    70,000          753
Public Service Enterprise Group,
  Incorporated..................    40,000        1,175
Unicom Corporation..............   206,400        6,760
                                               --------
    TOTAL UTILITIES -
      ELECTRIC..................                 22,709
                                               --------
UTILITIES - NATURAL GAS - 1.04%
Columbia Gas Systems,
  Incorporated..................       500           19
Panhandle Eastern Corporation...   263,100        6,643
Peoples Energy Corporation......    58,000        1,668
                                               --------
    TOTAL UTILITIES - NATURAL
      GAS.......................                  8,330
                                               --------
UTILITIES - TELEPHONE - 2.28%
AT&T Corporation................    69,000        4,416
Pacific Telesis Group,
  Incorporated..................   270,200        8,207
SBC Communications,
  Incorporated..................    30,000        1,676
US West, Incorporated...........    82,000        3,905
                                               --------
    TOTAL UTILITIES -
      TELEPHONE.................                 18,204
                                               --------
MISCELLANEOUS - INTEREST SENSITIVE - 1.79%
American Express Company........   234,600        9,531

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Federal Home Loan Mortgage
  Corporation...................    14,800     $  1,025
Federal National Mortgage
  Association...................    29,875        3,133
Fund American Enterprises,
  Incorporated (non-income
  producing)....................     8,800          607
                                               --------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE........                 14,296
                                               --------
    TOTAL INTEREST SENSITIVE....                178,974
                                               --------
CONSUMER CYCLICALS - 3.69%
AUTOMOBILE AND TRUCK - 3.23%
Dana Corporation................   200,500        5,138
Eaton Corporation...............   118,000        6,048
Ford Motor Company..............   258,436        7,430
General Motors Corporation......   164,800        7,210
                                               --------
    TOTAL AUTOMOBILE AND
      TRUCK.....................                 25,826
                                               --------
ELECTRICAL HOUSEHOLD
  EQUIPMENT - 0.21%
Newell Company..................    24,600          593
Whirlpool Corporation...........    20,000        1,060
                                               --------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT.................                  1,653
                                               --------
TIRE AND RUBBER - 0.25%
Cooper Tire and Rubber Company..    70,000        1,619
Goodyear Tire & Rubber Company..     9,000          342
                                               --------
    TOTAL TIRE AND RUBBER.......                  1,961
                                               --------
    TOTAL CONSUMER CYCLICALS....                 29,440
                                               --------
INTERMEDIATE GOODS AND
  SERVICES - 11.35%
CHEMICALS - 1.51%
E.I. Du Pont De Nemours &
  Company.......................    60,000        3,743
Eastman Chemical Company........    37,100        2,207
FMC Corporation (non-income
  producing)....................    14,000        1,003
Monsanto Company................    30,000        3,143
Olin Corporation................    30,000        1,939
                                               --------
    TOTAL CHEMICALS.............                 12,035
                                               --------
FOREST PRODUCTS - 1.50%
International Paper Company.....    60,000        2,220
James River Corporation of
  Virginia......................    40,000        1,285
Union Camp Corporation..........    40,000        2,035
Weyerhaeuser Company............   146,900        6,482
                                               --------
    TOTAL FOREST PRODUCTS.......                 12,022
                                               --------

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
METALS - ALUMINUM - 0.54%
Aluminum Company of America.....    70,000     $  3,570
Reynolds Metals Company.........    15,000          756
                                               --------
    TOTAL METALS - ALUMINUM.....                  4,326
                                               --------
NATURAL GAS
  TRANSMISSION - 0.06%
Coastal Corporation.............    14,000          453
                                               --------
OIL - 4.46%
Amoco Corporation...............    60,000        3,833
Atlantic Richfield
  Corporation...................    10,000        1,068
Chevron Corporation.............    67,000        3,132
Exxon Corporation...............    77,600        5,927
Louisiana Land and Exploration
  Company.......................    25,400          899
Mobil Corporation...............    20,000        2,015
Phillips Petroleum Company......   227,200        7,327
Tenneco, Incorporated...........   136,000        5,967
Texaco, Incorporated............    33,600        2,289
Ultramar Corporation............    70,000        1,706
USX-Marathon Group..............    50,000          888
Union Texas Petroleum Holdings,
  Incorporated..................    33,200          598
                                               --------
    TOTAL OIL...................                 35,649
                                               --------
OIL SERVICE - 0.28%
Baker Hughes, Incorporated......    80,000        1,570
Ensco International (non-income
  producing)....................    40,300          680
                                               --------
    TOTAL OIL SERVICE...........                  2,250
                                               --------
TRANSPORTATION - 1.33%
Conrail, Incorporated...........    55,000        3,781
CSX Corporation.................    12,000        1,005
Norfolk Southern Corporation....    25,000        1,931
Ryder Systems, Incorporated.....    50,000        1,206
Union Pacific Corporation.......    32,500        2,125
Yellow Corporation..............    45,000          591
                                               --------
    TOTAL TRANSPORTATION........                 10,639
                                               --------
MISCELLANEOUS - INTERMEDIATE
  GOODS & SERVICES - 1.67%
Corning, Incorporated...........    30,000          784
Dresser Industries..............   146,700        3,044
GATX Corporation................    40,000        1,900
Mapco, Incorporated.............    14,400          742

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Phelps Dodge Corporation........   108,100     $  6,851
                                               --------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES..................                 13,321
                                               --------
    TOTAL INTERMEDIATE GOODS &
      SERVICES..................                 90,695
                                               --------
CAPITAL GOODS - 8.14%
AEROSPACE - 3.94%
The Boeing Company..............    59,900        3,931
Coltec Industries, Incorporated
  (non-income producing)........    55,100          599
Lockheed Martin Corporation.....   113,749        7,749
Northrop Corporation............    43,000        2,462
Raytheon Company................   218,000        9,510
Rockwell International
  Corporation...................    45,000        2,003
Thiokol Corporation.............    18,100          627
United Technologies
  Corporation...................    52,000        4,615
                                               --------
    TOTAL AEROSPACE.............                 31,496
                                               --------
CONGLOMERATES - 1.14%
Harsco Corporation..............    39,000        2,057
Minnesota Mining and
  Manufacturing Company.........    35,000        1,991
Teledyne, Incorporated..........    12,000          299
Textron, Incorporated...........    69,300        4,764
                                               --------
    TOTAL CONGLOMERATES.........                  9,111
                                               --------
ELECTRICAL EQUIPMENT - 0.80%
General Electric Corporation....    25,000        1,581
Honeywell, Incorporated.........    40,300        1,693
Sunbeam Corporation.............    58,000          870
Westinghouse Electric
  Corporation...................   157,400        2,223
                                               --------
    TOTAL ELECTRICAL
      EQUIPMENT.................                  6,367
                                               --------
MACHINERY - 0.36%
Cummins Engine, Incorporated....    27,300          959
Deere and Company...............    14,000        1,251
Tecumseh Products Company.......    14,800          696
                                               --------
    TOTAL MACHINERY.............                  2,906
                                               --------
NEWSPAPERS-PUBLISHING &
  PRINTING - 0.12%
Gannett Company.................    17,800          968
                                               --------
OFFICE EQUIPMENT - 1.78%
Apple Computer..................    28,400        1,031
International Business Machines
  Corporation...................    15,000        1,459
Pitney Bowes, Incorporated......    53,000        2,312

                             See accompanying notes

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Xerox Corporation...............    72,600     $  9,420
                                               --------
    TOTAL OFFICE EQUIPMENT......                 14,222
                                               --------
    TOTAL CAPITAL GOODS.........                 65,070
                                               --------
    TOTAL COMMON STOCK..........                479,418
                                               --------
                                     Par
                                    Amount
                                  --------
SHORT-TERM INVESTMENTS (NOTE A) - 3.01%
Abbey National Bank, ETD,
  5.73%, Due 12-8-1995..........  $ 10,000       10,000
Bank Brussells Lambert, CTD,
  5.9375%, Due 11-1-1995........     9,054        9,054

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Sanwa Bank,YCD, 5.70%,
  Due 12-5-95...................  $  5,000     $  5,000
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS...............                 24,054
                                               --------
TOTAL INVESTMENTS - 99.21%
  (COST - $684,123).............                792,673
                                               --------
OTHER ASSETS, NET OF
  LIABILITIES - 0.79%...........                  6,340
                                               --------
TOTAL NET ASSETS - 100%.........               $799,013
                                               ========

------------

Based on the cost of investments of $684,480 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation was $117,558, the unrealized depreciation was $9,365, and the net unrealized appreciation of investments was $108,193.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

AB - Company
ADR - American Depository Receipt
ARM  Adjustable Rate Mortgage
CTD - Cayman Time Deposit
ETD - Eurodollar Time Deposit
FRN - Floating Rate Note
MTN - Medium Term Note
PERC - Preferred Equity Redemption Certificate
PLC - Public Limited Corporation
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
PREFERRED STOCK - 0.53%
ConAgra Convertible E...........    55,000     $  2,158
National Semiconductor
  Convertible A.................    20,000        1,749
RJR Nabisco, Convertible PERC...    35,500          221
Teledyne, Incorporated E........     4,224           60
                                               --------
    TOTAL PREFERRED STOCK.......                  4,188
                                               --------
COMMON STOCK - 93.35%
FOREIGN STOCKS - 2.92%
Arthur Guinness & Sons, ADR.....   112,400        4,495
Exel Limited....................    50,000        2,674
Hanson PLC, ADR.................   278,700        4,319
Moore Corporation Limited.......   145,000        2,772
Royal Dutch Petroleum Company,
  New York Registry.............    32,000        3,931
Schlumberger Limited............    30,000        1,867
The Seagram Company Limited.....    30,700        1,104
Volvo AB, ADR...................    80,000        1,810
                                               --------
    TOTAL FOREIGN STOCKS........                 22,972
                                               --------
CONSUMER STAPLES - 21.64%
DEPARTMENT AND MAIL ORDER - 2.62%
K Mart Corporation..............   338,100        2,747
The May Department Store
  Company.......................   106,000        4,161
J.C. Penney Company,
  Incorporated..................   245,500       10,342
Sears Roebuck & Company.........    60,000        2,040
Woolworth Corporation...........    90,000        1,316
                                               --------
    TOTAL DEPARTMENT AND MAIL
      ORDER.....................                 20,606
                                               --------
DISTILLERS AND BREWERS - 0.87%
Anheuser-Busch Companies,
  Incorporated..................   103,300        6,818
                                               --------
DRUGS AND HOSPITAL SUPPLY - 6.36%
Allergan, Incorporated..........    46,400        1,363
American Home Products
  Corporation...................   124,600       11,043
Baxter International,
  Incorporated..................   246,700        9,529
Bristol-Myers Squibb Company....   131,100        9,996
Eli Lilly & Company.............    39,834        3,849
Guidant Corporation.............    30,063          962
Merck & Company, Incorporated...   105,000        6,038
Upjohn Company..................    51,000        2,588
Warner Lambert..................    54,600        4,648
                                               --------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY....................                 50,016
                                               --------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
FOOD PROCESSING - 0.37%
Nabisco Holdings Corporation,
  Class A.......................   108,450     $  2,915
                                               --------
LEISURE - 1.21%
Brunswick Corporation...........    92,200        1,798
Hasbro, Incorporated............   142,900        4,358
King World Productions,
  Incorporated (non-income
  producing)....................    95,500        3,331
                                               --------
    TOTAL LEISURE...............                  9,487
                                               --------
PHOTOGRAPHY - 1.67%
Eastman Kodak Company...........   210,000       13,151
                                               --------
PUBLISHING - 1.99%
A.H. Belo, Incorporated, Class
  A.............................   122,200        4,231
R.R. Donnelley & Sons Company...    75,000        2,738
Dun & Bradstreet Corporation....    70,000        4,183
New York Times Company..........   161,700        4,487
                                               --------
    TOTAL PUBLISHING............                 15,639
                                               --------
RETAIL - OTHER - 0.57%
Giant Foods Inc.................    80,000        2,570
Melville Corporation............    60,000        1,920
                                               --------
    TOTAL RETAIL - OTHER........                  4,490
                                               --------
TOBACCO - 5.82%
American Brands, Incorporated...    55,000        2,358
Philip Morris Companies,
  Incorporated..................   288,300       24,361
RJR Nabisco Holdings............   314,520        9,671
UST, Incorporated...............   312,100        9,363
                                               --------
    TOTAL TOBACCO...............                 45,753
                                               --------
MISCELLANEOUS - CONSUMER STAPLES - 0.16%
Gibson Greetings,
  Incorporated..................    90,550        1,256
                                               --------
    TOTAL CONSUMER STAPLES......                170,131
                                               --------
INTEREST SENSITIVE - 31.63%
BANKS - 9.89%
BankAmerica Corporation.........   113,000        6,498
Bank of Boston Corporation......    60,000        2,670
Bankers Trust Company New York..   102,500        6,534
Chase Manhattan Corporation.....   187,000       10,659
Chemical Banking Corporation....   186,234       10,592
Crestar Financial Corporation...    30,000        1,710
First Chicago Corporation.......    91,500        6,211
First Interstate Bancorp........    36,000        4,644
First of America Bank
  Corporation...................    51,000        2,174
First Security Corporation......    65,000        2,129

                             See accompanying notes

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Fleet Financial Group,
  Incorporated..................   242,800     $  9,409
J.P. Morgan & Company,
  Incorporated..................   115,900        8,939
NationsBank Corporation.........    68,000        4,471
Wells Fargo and Company.........     5,000        1,051
                                               --------
    TOTAL BANKS.................                 77,691
                                               --------
BUILDING AND MATERIALS - 0.60%
PPG Industries, Incorporated....    45,000        1,913
Vulcan Materials Company........    50,000        2,781
                                               --------
    TOTAL BUILDING AND
      MATERIALS.................                  4,694
                                               --------
FINANCE - 0.59%
Beneficial Corporation..........    40,000        1,960
Household International,
  Incorporated..................    48,000        2,700
                                               --------
    TOTAL FINANCE...............                  4,660
                                               --------
INSURANCE - LIFE AND MULTI-LINE - 3.63%
Aetna Life & Casualty Company...   112,350        7,907
American General Corporation....    75,000        2,466
Aon, Incorporated...............   180,600        7,427
Lincoln National Corporation....    50,000        2,231
Old Republic International
  Corporation...................   156,600        4,483
Travelers Corporation...........    78,896        3,984
                                               --------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE................                 28,498
                                               --------
INSURANCE - PROPERTY AND CASUALTY - 3.28%
Ace Limited (non-income
  producing)....................       100            3
Allstate Corporation............   379,780       13,957
Safeco Corporation..............    55,000        3,530
St. Paul Companies..............   163,400        8,293
                                               --------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY..............                 25,783
                                               --------
SAVINGS AND LOAN - 1.46%
Great Western Financial
  Corporation...................   367,200        8,308
H.F. Ahmanson & Company.........   125,000        3,125
                                               --------
    TOTAL SAVINGS AND LOAN......                 11,433
                                               --------
UTILITIES - ELECTRIC - 4.19%
Centerior Energy................   479,100        4,791
CMS Energy Corporation..........    60,000        1,658
Detroit Edison Company..........    50,000        1,688

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Entergy Corporation.............   298,300     $  8,502
Illinova Corporation............    70,000        1,986
New York State Electric & Gas
  Corporation...................    70,000        1,768
Niagara Mohawk Power
  Corporation...................    90,000          968
Peco Energy Company.............    55,000        1,609
Public Service Enterprise Group,
  Incorporated..................    70,700        2,077
Unicom Corporation..............   240,400        7,873
                                               --------
    TOTAL UTILITIES -
      ELECTRIC..................                 32,920
                                               --------
UTILITIES - NATURAL GAS - 1.33%
Columbia Gas Systems Inc........       700           27
Panhandle Eastern Corporation...   339,300        8,567
Peoples Energy Corporation......    65,000        1,869
                                               --------
    TOTAL UTILITIES - NATURAL
      GAS.......................                 10,463
                                               --------
UTILITIES - TELEPHONE - 3.34%
AT&T Corporation................   115,600        7,398
Pacific Telesis Group,
  Incorporated..................   408,300       12,402
SBC Communications Inc..........    30,000        1,676
US West, Incorporated...........   100,000        4,763
                                               --------
    TOTAL UTILITIES -
      TELEPHONE.................                 26,239
                                               --------
MISCELLANEOUS - INTEREST SENSITIVE - 3.32%
American Express Company........   299,000       12,147
Federal Home Loan Mortgage
  Corporation...................    67,000        4,640
Federal National Mortgage
  Association...................    63,700        6,681
Fund American Enterprises,
  Incorporated (non-income
  producing)....................    38,375        2,648
                                               --------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE........                 26,116
                                               --------
    TOTAL INTEREST SENSITIVE....                248,497
                                               --------
CONSUMER CYCLICALS - 5.63%
AUTOMOBILE AND TRUCK - 4.92%
Dana Corporation................   303,300        7,772
Eaton Corporation...............   178,600        9,153
Ford Motor Company..............   371,436       10,679
General Motors Corporation......   252,700       11,056
                                               --------

                             See accompanying notes

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
    TOTAL AUTOMOBILE AND
      TRUCK.....................               $ 38,660
                                               --------
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.37%
Newell Company..................    53,000        1,279
Whirlpool Corporation...........    30,000        1,590
                                               --------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT.................                  2,869
                                               --------
TIRE AND RUBBER - 0.34%
Cooper Tire and Rubber Company..    75,000        1,734
Goodyear Tire & Rubber Company..    25,000          950
                                               --------
    TOTAL TIRE AND RUBBER.......                  2,684
                                               --------
    TOTAL CONSUMER CYCLICALS....                 44,213
                                               --------
INTERMEDIATE GOODS & SERVICES - 18.02%
CHEMICALS - 2.01%
E.I. Du Pont De Nemours &
  Company.......................    55,000        3,431
Eastman Chemical Company........    51,775        3,081
FMC Corporation (non-income
  producing)....................    68,800        4,928
Monsanto Company................    23,000        2,409
Olin Corporation................    30,000        1,939
                                               --------
    TOTAL CHEMICALS.............                 15,788
                                               --------
FOREST PRODUCTS - 1.97%
International Paper Company.....    70,000        2,590
James River Corporation of
  Virginia......................    55,000        1,767
Union Camp Corporation..........    50,000        2,544
Weyerhaeuser Company............   194,700        8,591
                                               --------
    TOTAL FOREST PRODUCTS.......                 15,492
                                               --------
METALS - ALUMINUM - 0.76%
Aluminum Company of America.....    97,000        4,947
Reynolds Metals Company.........    20,000        1,008
                                               --------
    TOTAL METALS - ALUMINUM.....                  5,955
                                               --------
NATURAL GAS TRANSMISSION - 0.46%
Coastal Corporation.............   111,200        3,600
                                               --------
OIL - 8.23%
Amoco Corporation...............   111,500        7,122
Atlantic Richfield
  Corporation...................    30,000        3,203
Chevron Corporation.............   120,000        5,610
Exxon Corporation...............   127,100        9,707
Louisiana Land and Exploration
  Company.......................   116,925        4,136

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Mobil Corporation...............    31,500     $  3,174
Phillips Petroleum Company......   314,400       10,139
Tenneco, Incorporated...........   184,200        8,082
Texaco, Incorporated............   110,000        7,494
Ultramar Corporation............    90,000        2,194
USX-Marathon Group..............    50,000          888
Union Texas Petroleum Holdings,
  Incorporated..................   164,000        2,952
                                               --------
    TOTAL OIL...................                 64,701
                                               --------
OIL SERVICE - 0.76%
Baker Hughes, Incorporated......   158,400        3,109
Ensco International (non-income
  producing)....................   167,400        2,825
                                               --------
    TOTAL OIL SERVICE...........                  5,934
                                               --------
TRANSPORTATION - 1.63%
Conrail, Incorporated...........    55,000        3,781
CSX Corporation.................    13,000        1,089
Norfolk Southern Corporation....    20,000        1,545
Ryder Systems, Incorporated.....    82,000        1,978
Union Pacific Corporation.......    55,000        3,596
Yellow Corporation..............    60,000          788
                                               --------
    TOTAL TRANSPORTATION........                 12,777
                                               --------
MISCELLANEOUS - INTERMEDIATE GOODS &
  SERVICES - 2.20%
Corning, Incorporated...........    40,000        1,045
Dresser Industries..............   189,800        3,938
GATX Corporation................    45,000        2,138
Mapco, Incorporated.............    38,100        1,962
Phelps Dodge Corporation........   128,800        8,163
                                               --------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES..................                 17,246
                                               --------
    TOTAL INTERMEDIATE GOODS &
      SERVICES..................                141,493
                                               --------
CAPITAL GOODS - 13.49%
AEROSPACE - 6.47%
The Boeing Company..............    93,900        6,162
Coltec Industries, Incorporated
  (non-income producing)........   248,500        2,702
Lockheed Martin Corporation.....   197,394       13,447
Northrop Corporation............    40,600        2,324
Raytheon Company................   350,600       15,295
Rockwell International
  Corporation...................    45,000        2,003
Thiokol Corporation.............   103,700        3,591
United Technologies
  Corporation...................    60,000        5,325
                                               --------
    TOTAL AEROSPACE.............                 50,849
                                               --------

                             See accompanying notes

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
CONGLOMERATES - 2.69%
Harsco Corporation..............    45,000     $  2,374
Minnesota Mining and
  Manufacturing Company.........    70,000        3,981
Teledyne, Incorporated..........   140,850        3,504
Textron, Incorporated...........   163,700       11,254
                                               --------
    TOTAL CONGLOMERATES.........                 21,113
                                               --------
ELECTRICAL EQUIPMENT - 1.23%
General Electric Corporation....    34,300        2,169
Honeywell, Incorporated.........    46,000        1,932
Sunbeam Corporation.............   200,000        3,000
Westinghouse Electric
  Corporation...................   180,700        2,552
                                               --------
    TOTAL ELECTRICAL
      EQUIPMENT.................                  9,653
                                               --------
MACHINERY - 0.78%
Cummins Engine, Incorporated....    29,600        1,040
Deere and Company...............    30,000        2,681
Tecumseh Products Company.......    50,900        2,392
                                               --------
    TOTAL MACHINERY.............                  6,113
                                               --------
OFFICE EQUIPMENT - 2.32%
Apple Computer..................    39,900        1,449
International Business Machines
  Corporation...................    15,000        1,459
Pitney Bowes, Incorporated......    80,000        3,490
Xerox Corporation...............    91,100       11,820
                                               --------
    TOTAL OFFICE
      EQUIPMENT.................                 18,218

                                               --------
    TOTAL CAPITAL GOODS.........               $105,946
                                               --------
    TOTAL COMMON STOCK..........                733,252
                                               --------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
SHORT-TERM INVESTMENTS (NOTE A) - 6.33%
Abbey National Bank, ETD, 5.73%,
  Due 12-08-1995................  $ 10,000     $ 10,000
Bank Brussells Lambert, CTD,
  5.9375%,
  Due 11-01-1995................    24,714       24,714
Sanwa Bank, YCD, 5.65%,
  Due 12-06-1995................    14,993       14,993
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS...............                 49,707
                                               --------
TOTAL INVESTMENTS - 100.21%
  (COST $648,080)...............                787,147
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.21%)..............                 (1,633)
                                               --------
TOTAL NET ASSETS - 100%.........               $785,514
                                               ========

------------

Based on the cost of investments of $648,606 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation was $153,658, the unrealized depreciation was $15,117, and the net unrealized appreciation of investments was $138,541.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

AB - Company
ADR - American Depository Receipt
CTD - Cayman Time Deposit
ETD - Eurodollar Time Deposit
PERC - Preferred Equity Redemption Certificate
PLC - Public Limited Corporation
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
AUSTRALIA COMMON STOCK - 6.94%
Australia & New Zealand Banking
  Group ORD $1.00..............    776,077     $  3,247
Brambles Industries, Limited...    350,000        3,717
Burns, Philip & Co., Limited...    400,000          895
CSR, Limited...................    265,000          845
GIO Australia Holdings,
  Limited......................    493,226        1,043
News Corporation, Limited......    210,000        1,057
News Corporation Preferred
  Rights.......................    105,000          479
Pacific Dunlop, Limited........    401,000          970
Pioneer International,
  Limited......................    860,000        2,107
QBE Insurance Group, Limited...    421,724        1,861
Westpac Banking Corporation....    386,000        1,583
                                               --------
    TOTAL AUSTRALIA COMMON
      STOCK....................                  17,804
                                               --------
AUSTRIA COMMON STOCK - 0.93%
EVN Energie-Versorgung
  Niederoesterreich AG.........      3,300          403
Mayr-Melnhof Karton AG.........     12,000          700
VA Technologie AG..............     11,000        1,274
                                               --------
    TOTAL AUSTRIA COMMON
      STOCK....................                   2,377
                                               --------
BELGIUM COMMON STOCK - 0.91%
Arbed, SA (non-income
  producing)...................      3,000          298
G.I.B. Holdings, Limited,
  NPV..........................     13,450          525
Groupe Bruxelles Lambert, SA...     11,550        1,487
Groupe Bruxelles Lambert,
  NPV..........................        209           27
                                               --------
    TOTAL BELGIUM COMMON
      STOCK....................                   2,337
                                               --------
CANADA COMMON STOCK - 2.82%
Bank of Nova Scotia............     62,439        1,340
Canadian Imperial Bank of
  Commerce.....................     60,000        1,606
IMASCO, Limited................     75,000        1,338
Newbridge Networks Corporation
  (non-income producing).......     40,000        1,223
Noranda, Incorporated..........     62,500        1,249
Wascana Energy, Incorporated
  (non-income producing).......     60,000          474
                                               --------
    TOTAL CANADA COMMON
      STOCK....................                   7,230
                                               --------
DENMARK COMMON STOCK - 0.65%
Novo Nordisk AS, "B"...........      7,000          890
Unidanmark AS, "A".............     17,000          781
                                               --------
    TOTAL DENMARK COMMON
      STOCK....................                   1,671
                                               --------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
FINLAND COMMON STOCK - 1.70%
Enso-Gutzeit OY................    170,000     $  1,333
Huhtamaki Group I Free.........     18,300          543
Metsa-Serla OY.................     20,000          744
Repola OY......................     90,000        1,742
                                               --------
    TOTAL FINLAND COMMON
      STOCK....................                   4,362
                                               --------
FRANCE COMMON STOCK - 6.92%
Alcatel Alsthom CG ORD.........     26,081        2,226
Banque Nationale De Paris......     13,250          545
Bongrain SA....................      1,450          767
Credit Lyonnais-CDI (non-income
  producing)...................     10,000          515
ECCO SA........................      3,750          581
Elf Aquitaine SA...............     54,676        3,721
Fianciere Paribas..............      2,300          127
La France SA...................      8,000        1,063
Lafarge Coppee.................     30,000        1,987
PSA Peugeot....................      6,200          807
Rhone-Poulenc "A"..............     50,000        1,089
Saint Gobain...................      7,000          834
Thomson CSF....................     19,500          406
Total Petroleum Company B......     43,954        2,715
Valeo SA FRF20.................      8,200          370
                                               --------
    TOTAL FRANCE COMMON
      STOCK....................                  17,753
                                               --------
GERMANY - 7.60%
PREFERRED STOCK - 1.60%
Herlitz AG.....................      4,947          869
RWE AG.........................      4,600        1,305
Spar Handels - AG..............      1,700          367
Volkswagen AG..................      6,800        1,550
                                               --------
    TOTAL GERMANY PREFERRED
      STOCK....................                   4,091
                                               --------
COMMON STOCK - 6.00%
BASF AG........................      6,620        1,462
BAYER AG.......................     12,150        3,209
Commerzbank AG.................      4,000          924
Deutsche Bank AG...............     30,000        1,353
Karstadt AG....................      3,780        1,637
Mannesmann AG..................      5,400        1,772
Muenchener Rueckversicherung
  Aktiengesellschaft...........        300          530
Muenchener Rueckversicherung
  Aktiengesellschaft
    AG - Reg...................         37           77
Muenchener Rueckversicherung
  Aktiengesellschaft
    Warrants...................         37            4
Varta AG (non-income
  producing)...................      1,520          310
Veba AG........................     77,500        3,172
Volkswagen AG..................      3,000          943
                                               --------

                             See accompanying notes

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
    TOTAL GERMANY COMMON
      STOCK....................                $ 15,393
                                               --------
    TOTAL GERMANY..............                  19,484
                                               --------
HONG KONG COMMON STOCK - 5.39%
Amoy Properties................    196,000          189
Cheung Kong Holdings,
  Limited......................    235,000        1,325
Dickson Concepts
  (International), Limited.....  1,750,000        1,268
Hang Lung Development Company,
  Limited......................    710,000        1,180
HSBC Holdings, PLC.............    133,700        1,945
Hutchison Whampoa, Limited.....    200,000        1,102
National Mutual of Asia,
  Limited......................  1,700,000        1,308
New World Development Company,
  Limited......................    450,000        1,752
Oriental Press Group,
  Limited......................  3,005,000        1,234
Peregrine Investments Holdings,
  Limited......................    550,000          701
South China Morning Post
  (Holdings), Limited..........  1,100,000          640
Sun Hung Kai Properties,
  Limited......................    110,100          879
Swire Pacific, Limited "A".....     40,000          300
                                               --------
    TOTAL HONG KONG COMMON
      STOCK....................                  13,823
                                               --------
IRELAND COMMON STOCK - 0.74%
Bank of Ireland Group..........    279,300        1,898
                                               --------
    TOTAL IRELAND COMMON
      STOCK....................                   1,898
                                               --------
ITALY - 2.20%
PREFERRED STOCK - 0.15%
Concessioni E Costruzioni
  Autostrade...................    350,000          376
                                               --------
ITALY COMMON STOCK - 2.05%
Danieli Group Risp.............    473,960        1,308
Sasib, SPA.....................    231,000          572
STET Risp (non convertible)....    490,000        1,068
STET Societa Finanziaria
  Telefonica...................    550,000        1,558
Telecom Italia, SPA............    500,000          759
                                               --------
    TOTAL ITALY COMMON STOCK...                   5,265
                                               --------
    TOTAL ITALY................                   5,641
                                               --------
JAPAN COMMON STOCK - 12.83%
Aisin Seiki Company, Limited...     56,000          734
Canon, Incorporated............     70,000        1,198
Chudenko Corporation...........      9,000          328
Daibiru Corporation............     77,000          783
Daicel Chemical................     75,000          394
Daikin Industries..............     34,000          271

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
Dainippon Ink & Chemical.......     57,000     $    243
Daiwa House Industry Company,
  Limited......................    103,000        1,541
East Japan Railway Company.....        160          756
Fuji Photo Film................    183,000        4,528
Hitachi Koki Co., Limited......     20,000          178
Hitachi, Limited...............    120,000        1,232
KAO Corporation................    110,000        1,334
Kirin Brewery Company,
  Limited......................     73,000          735
Matsushita Electric Industrial
  Company......................    110,000        1,560
Nichicon Corporation...........     72,000          972
Nichido Fire & Marine
  Insurance....................    140,000        1,047
Nintendo Company, Limited......     32,000        2,354
Nippon Sanso K K...............     10,000           45
Nippon Telegraph & Telephone
  Corporation..................        101          829
Promise Co. Ltd................     21,000          828
Ryosan Company.................     12,000          333
Sekisui Chemical Company,
  Limited......................    127,000        1,652
Sony Corporation...............     41,800        1,881
Stanley Electric Company,
  Limited......................     57,000          350
Sumitomo Marine & Fire.........     53,000          379
Sumitomo Rubber Industries.....    135,000        1,076
Suzuki Motor Corporation,
  Limited......................    167,000        1,682
TDK Corporation................     20,000        1,031
Toyo Seikan Kaisha.............     40,000        1,146
Toyota Motor Corporation.......     65,000        1,208
Yamato Kogyo Company, Limited..     26,000          206
Yurtec Corporation.............      3,200           58
                                               --------
    TOTAL JAPAN COMMON STOCK...                  32,892
                                               --------
MALAYSIA COMMON STOCK - 0.64%
Kedah Cement Holdings BHD......    350,000          545
Malaysian International
  Shipping Corporation BHD.....    226,666          597
Sime Darby BHD.................    196,000          490
                                               --------
    TOTAL MALAYSIA COMMON
      STOCK....................                   1,632
                                               --------
NETHERLANDS COMMON STOCK - 8.66%
ABN AMRO Holdings NV...........     71,837        3,014
Aegon NV.......................     45,000        1,706
Akzo Nobel NV ORD..............     19,550        2,223
Fortis AMEV NV.................     29,460        1,848
Hollandsche Beton Groep NV.....     11,428        1,721
Internationale Nederlanden
  Groep NV.....................     91,766        5,465
Koninklijke Bijenkorf Beheer...     11,000          780
Nedlloyd Groep NV..............     12,000          305
Philips Electronics............     65,000        2,509
Royal PTT Nederland NV.........     38,000        1,335

                             See accompanying notes

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
Unilever NV....................     10,000     $  1,308
                                               --------
    TOTAL NETHERLANDS COMMON
      STOCK....................                  22,214
                                               --------

                                   Par
                                  Amount
                                ----------
NEW ZEALAND - 1.25%
BONDS - 0.02%
Brierley Investments, Limited
  Subordinated Convertible,
  9.00%, Due 6-30-1998........  $       63           45
                                               --------
    TOTAL NEW ZEALAND BONDS...                       45
                                               --------

                                  Shares
                                ----------
COMMON STOCK - 1.23%
Brierley Investments,
  Limited.....................   1,400,000        1,090
Fisher & Paykel, Limited......      11,300           37
Fletcher Challenge, Limited...     765,000        2,025
                                               --------
    TOTAL NEW ZEALAND COMMON
      STOCK...................                    3,152
                                               --------
    TOTAL NEW ZEALAND.........                    3,197
                                               --------
NORWAY COMMON STOCK - 3.11%
Den Norske Bank, Series A
  Free........................     236,000          648
Hafslund Nycomed, Series B
  Free........................      99,500        2,779
Kvaerner Industries AS........      20,789          874
Norsk Hydro AS................      40,000        1,593
Saga Petroleum, Series B
  Free........................     100,000        1,204
Unitor AS.....................      70,000          865
                                               --------
    TOTAL NORWAY COMMON
      STOCK...................                    7,963
                                               --------
SINGAPORE COMMON STOCK - 0.79%
Hong Kong Land (SGD)..........     250,000          450
Neptune Orient Lines..........     300,000          329
Sembawang Corporation.........     258,000        1,249
                                               --------
    TOTAL SINGAPORE COMMON
      STOCK...................                    2,028
                                               --------
SPAIN COMMON STOCK - 4.20%
Banco Espana Credito SA.......       7,000           47
Banco Popular Espanol.........       5,500          872
Banco Santander SA............      35,300        1,536
Iberdrola SA..................     300,357        2,260
Repsol SA.....................      31,000          924
Telefonica de Espana SA.......     359,000        4,522
Uralita (non-income
  producing)..................      59,250          596
                                               --------
    TOTAL SPAIN COMMON
      STOCK...................                   10,757
                                               --------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
SWEDEN COMMON STOCK - 4.06%
Assidomaen AB.................      48,000     $  1,120
Astra AB, "B" Free............      48,000        1,734
Celsius Industrier AB, "B"....     112,000        2,116
Electrolux AB.................      30,000        1,282
Esselte AB, "A" Free..........       2,000           30
Esselte AB, "B" Free..........      17,000          249
Foreningsbanken AB (non-income
  producing)..................     400,000          945
Scribona AB, "B" Free.........      27,900          477
Skandinaviska Enskilda
  Banken A....................     130,000          877
SKF AB, "B" Free..............      40,000          759
Svedala Industries, "A"
  Free........................      32,000          812
                                               --------
    TOTAL SWEDEN COMMON
      STOCK...................                   10,401
                                               --------
SWITZERLAND COMMON STOCK - 8.73%
BBC Brown Boveri & CIE Series
  A...........................       1,300        1,506
Bucher Holdings AG............       1,100          692
Ciba-Geigy AG.................       6,225        5,384
Forbo Holding AG-R............       1,040          438
Gerbrueder Sulzer AG..........         710          453
Nestle Limited................       3,750        3,926
SGS Surveillance Holding SA...       4,200        1,441
Sig Schweiz Industries HG
  AG..........................         700        1,515
SMH AG........................       2,000        1,246
Societe Generale Surveillance
  LTD.........................         240          453
Sulzer, AG....................       3,450        2,064
Swiss Reinsurance Company.....       2,333        2,550
Zuerich Versicherung..........       2,500          715
                                               --------
    TOTAL SWITZERLAND COMMON
      STOCK...................                   22,383
                                               --------
UNITED KINGDOM COMMON STOCK - 10.88%
Albert Fisher Group, PLC......   1,452,500        1,169
Argyll Group, PLC.............     309,677        1,573
Associated British Foods
  Group.......................      36,000          400
Barclays, PLC.................      27,900          327
Barratt Developments PLC......     280,000          857
BAT Industries, PLC...........     216,000        1,769
Burton Group, PLC.............     900,000        1,434
Commercial Union, PLC.........     110,000        1,064
GKN, PLC......................      60,000          764
Govett & Company, Limited.....     130,000          498
Grand Metropolitan, PLC.......     135,229          935
Hanson, PLC...................     346,000        1,058
Hillsdown Holdings, PLC.......     526,961        1,397
Kwik Save Group, PLC..........     118,100        1,293
National Power Ord 50P........      50,000          389
National Westminster Bank,
  PLC.........................     175,000        1,745
PowerGen, PLC (Partial).......     310,000        1,262

                             See accompanying notes

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------     --------
                                (dollars in thousands)
Reckitt & Colman, PLC.........      94,357     $  1,002
Rolls Royce...................     155,000          377
Royal Insurance Holdings,
  PLC.........................      76,000          469
Salvesen, (Christian), PLC....     260,000          993
Shell Transportation and
  Trading, PLC................      45,000          526
Sun Alliance Group, PLC.......     150,000          895
Tate & Lyle, PLC..............      49,500          351
Tesco, PLC....................     340,173        1,610
Thames Water Group, PLC.......      64,800          539
Unilever, PLC.................      80,000        1,551
Welsh Water, PLC..............      75,000          891
WPP Group, PLC................     307,500          747
                                               --------
    TOTAL UNITED KINGDOM
      COMMON STOCK............                   27,885
                                               --------
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 2.25%
Dairy Farm International......     908,000          745
GP Batteries International
  Limited.....................     137,000          334
Jardine Matheson Holdings.....     386,600        2,358
Jardine Strategic.............     632,000        1,700
Telefonos De Mexico ADR.......      23,500          646
                                               --------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS.................                    5,783
                                               --------
UNITED STATES - 4.70%

                                Par Amount      Value
                                ----------     --------
                                (dollars in thousands)
UNITED STATES GOVERNMENT OBLIGATIONS (NOTE A) - 4.70%
U. S. Treasury Bill, 5.28%,
  Due 11-2-1995...............  $    2,257     $  2,256
U. S. Treasury Bill, 5.29%,
  Due 11-9-1995...............       2,054        2,051
U. S. Treasury Bill, 5.18%,
  Due 11-16-1995..............         459          458
U. S. Treasury Bill, 5.30%,
  Due 11-24-1995..............         142          142
U. S. Treasury Bill, 5.17%,
  Due 11-30-1995..............         565          563
U. S. Treasury Bill, 5.21%,
  Due 12-7-1995...............       3,186        3,169
U. S. Treasury Bill, 5.13%,
  Due 12-14-1995..............       1,689        1,678
U. S. Treasury Bill, 5.18%,
  Due 12-21-1995..............         330          328
U. S. Treasury Bill, 5.19%,
  Due 12-28-1995..............          32           32
U. S. Treasury Bill, 5.29%,
  Due 1-11-1996...............       1,398        1,383
                                               --------
    TOTAL UNITED STATES
      GOVERNMENT OBLIGA-
      TIONS...................                   12,060
                                               --------
TOTAL INVESTMENTS -
  98.90% (COST - $230,014)....                  253,575
                                               --------
OTHER ASSETS, NET OF
  LIABILITIES - 1.10%.........                    2,832
                                               --------
TOTAL NET ASSETS - 100%.......                 $256,407
                                               =========

------------

Based on the cost of investments of $230,156 for federal income tax purposes at October 31,1995, the aggregate gross unrealized appreciation was $33,704, the aggregate gross unrealized depreciation was $10,285, and the net unrealized appreciation of investments was $23,419.

(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.

ABBREVIATIONS:

AB - Company (Sweden)
ADR  American Depository Receipt
AG - Company (Austria, Germany, Switzerland)
AS - Company (Denmark, Norway)
BHD - Berhard (Malaysia)
CDI - Certificate of Investment (France)
CG - Company General (France)
HG - Holding (Switzerland)
NPV - No Par Value (Belgium)
NV - Company (Netherlands)
ORD - Ordinary (Netherlands, France, Australia)
OY - Company (Sweden)
PLC - Public Limited Corporation (UK, Hong Kong)
SA - Company (Switzerland, Spain, Mexico, France, Belgium)
SGD - Singapore Registered (Hong Kong)
SPA - Company (Italy)

                             See accompanying notes

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
INDUSTRY DIVERSIFICATION
October 31, 1995
--------------------------------------------------------------------------------

                                                                                   Percent of
                                                                                   Net Assets
                                                                                   ----------
Basic Industry...................................................................     25.46%
Capital Goods....................................................................     12.19
Consumer Goods & Services........................................................     23.91
Energy...........................................................................      4.86
Financing, Insurance & Real Estate...............................................     22.69
Transportation...................................................................      0.89
Utilities........................................................................      4.19
Short Term Investments...........................................................      5.46
Other Assets/Liabilities.........................................................      0.35
                                                                                   --------
          NET ASSETS.............................................................    100.00%
                                                                                   ========


AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND

SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 22.76%
Federal Home Loan Mortgage
  Corporation, MH-1 A REMIC,
  10.15%, Due 4-15-2006.........  $    268     $    276
Federal Home Loan Mortgage
  Corporation, ARM #877362,
  6.125%, Due 7-1-2025..........     9,600        9,775
Federal National Mortgage
  Association, 1992-203 EB,
  6.25%, Due 6-25-2005..........     5,000        5,000
Federal National Mortgage
  Association, 93 135 Z, 5.85%,
  Due 7-25-2005.................    18,245       17,858
Federal National Mortgage
  Association, 1995-W1 A1,
  8.40%, Due 4-25-2025..........     5,495        5,564
Federal National Mortgage
  Association, ARM #80891,
  6.787%, Due 1-1-2019..........     4,399        4,528
Federal National Mortgage
  Association, ARM #95321,
  6.3425%, Due 4-1-2030.........     3,321        3,445
                                               --------
    TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS...............                 46,446
                                               --------
ASSET-BACKED SECURITIES - 9.21%
Household Finance Credit Card
  Trust, 1991 1 B, 8.125%, Due
  10-15-1997....................     7,500        7,556
Standard Credit Card Master
  Trust, 1991 1 B, 9.00%, Due
  8-7-1997......................    11,000       11,234
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES................                 18,790
                                               --------
CORPORATE OBLIGATIONS - 45.54%
BANK NOTES - 10.48%
Capital One, 8.125%, Due
  2-27-1998.....................     5,000        5,199
Capital One, 8.125%, Due
  3-1-2000......................     5,000        5,305
Southtrust Bank of Alabama,
  7.69%, Due 5-15-2025, Puttable
  5-15-2005.....................    10,000       10,869
                                               --------
    TOTAL BANK NOTES............                 21,373
                                               --------
BANK HOLDING COMPANIES - 12.49%
BanPonce Corporation, MTN,
  6.71%, Due 5-16-1997..........     7,000        7,049
Midlantic Corporation, 9.25%,
  Due 9-1-1999..................     9,551       10,393

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Regions Financial Corporation,
  7.75%, Due 9-15-2024, Puttable
  9-15-2004.....................  $  7,500     $  8,050
                                               --------
    TOTAL BANK HOLDING
      COMPANIES.................                 25,492
                                               --------
PERSONAL CREDIT - 12.58%
Chrysler Financial Corporation,
  12.75%, Due 11-01-1999........     8,000        9,703
Ford Motor Credit Company,
  6.25%, Due 2-26-1998..........     5,000        5,029
Household Financial Corporation,
  8.95%, Due 9-15-1999..........    10,000       10,929
                                               --------
    TOTAL PERSONAL CREDIT.......                 25,661
                                               --------
SECURITIES FIRMS - 9.99%
Bear Stearns Companies,
  Incorporated, 6.92%, Due
  3-9-1999......................    10,000        9,915
Lehman Brothers Holding, VR MTN,
  5.71%, Due 1-12-1999..........     5,500        5,443
Lehman Brothers, MTN, 6.90%, Due
  7-15-1999.....................     5,000        5,038
                                               --------
    TOTAL SECURITIES FIRMS......                 20,396
                                               --------
    TOTAL CORPORATE
      OBLIGATIONS...............                 92,922
                                               --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 15.67%
Collateralized Mortgage
  Obligation Trust, 56 A, 9.00%,
  Due 5-1-2014..................       293          302
Residential Funding Securities
  Corporation, 6.7125%, Due
  6-25-2025.....................     7,020        7,018
Resolution Trust Corporation,
  1992-MH3 B1, 7.25%, Due
  12-15-2011....................     9,610        9,695
Resolution Trust Corporation,
  1992-7 A3, 6.97312%, Due
  3-25-2022.....................     3,510        3,580
Resolution Trust Corporation,
  1992-6 A3, 6.3616%, Due
  1-25-2026.....................     3,403        3,499
Resolution Trust Corporation,
  1992-1 A1, 6.3860%, Due
  5-25-2028.....................     3,910        3,989
Resolution Trust Corporation,
  1992-4 A2, 6.2696%, Due
  7-25-2028.....................     3,810        3,892
                                               --------
    TOTAL NON-AGENCY MORTGAGE
      BACKED OBLIGATIONS........                 31,975
                                               --------
FOREIGN SOVEREIGN OBLIGATION - 2.75%
Quebec, Province of, 8.625%, Due
  1-19-2005.....................     5,000        5,606

                             See accompanying notes

AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
                                               --------
REPURCHASE AGREEMENT (NOTE A) - 3.59%
Lehman Brothers, Inc., REPO,
  5.86%, Dated 10-31-1995, Due
  11-1-1995, with a maturing
  value of 7,354,
  (Collateralized by $7,354 U.S.
  Treasury Note, 6.625%, Due
  3-31-1997, market
  value - $7,499)...............  $  7,331     $  7,331
                                               --------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
TOTAL INVESTMENTS - 99.52% (COST
  $203,007).....................               $203,070
                                               --------
OTHER ASSETS, NET OF
  LIABILITIES - 0.48%...........                    976
                                               --------
TOTAL NET ASSETS - 100%.........               $204,046
                                               ========

---------------

Based on the cost of investments of $203,007 for federal income tax purposes at October 31, 1995, the aggregate gross unrealized appreciation was $568, the unrealized depreciation was $505, and the net unrealized appreciation of investments was $63.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ARM - Adustable Rate Mortgage
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
REPO - Repurchase Agreement
VR - Variable Rate

                             See accompanying notes

AMERICAN AADVANTAGE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
EURODOLLAR TIME DEPOSITS
  (NOTE A) - 7.87%
Bank Brussells Lambert,
  5.9375%, Due 11-1-1995......  $ 60,167     $   60,167
Bank of Ireland, 5.9375%,
  Due 11-1-1995...............    46,000         46,000
                                             ----------
    TOTAL EURODOLLAR TIME
      DEPOSITS................                  106,167
                                             ----------
CERTIFICATES OF DEPOSIT
  (NOTE A) - 14.02%
YANKEE DOLLAR, FOREIGN
  BANKS - 11.79%
Banca CRT, S.P.A., Variable
  Rate, 5.8125%,
  Due 12-20-1995..............    90,000         90,000
Postipankki Bank, Limited, New
  York, Variable Rate Demand,
  5.875%, Due 9-5-1996
  (Note C)....................    69,000         69,000
                                             ----------
    TOTAL YANKEE CERTIFICATES
      OF DEPOSIT..............                  159,000
                                             ----------
DOMESTIC BANK - 2.23%
Banco Popular de Puerto Rico,
  Variable Rate, 6.0625%,
  Due 4-1-1996 (Note B).......    30,000         30,000
                                             ----------
    TOTAL CERTIFICATES OF
      DEPOSIT.................                  189,000
                                             ----------
BANKERS' ACCEPTANCES
  (NOTE A) - 8.51%
Bank of Tokyo, Los Angeles,
  5.98%, Due 11-6-1995........     7,000          6,994
Bank of Tokyo, New York,
  6.20%, Due 2-1-1996.........    25,000         24,610
Bank of Tokyo, New York,
  6.13%, Due 2-7-1996.........    10,000          9,836
Bank of Tokyo, New York,
  5.86%, Due 2-15-1996........     6,000          5,899
Bank of Tokyo, New York,
  5.86%, Due 2-16-1996........     8,500          8,355
Bank of Tokyo, New York,
  5.87%, Due 3-18-1996........     6,000          5,869
Industrial Bank of Japan,
  Los Angeles, 6.11%,
  Due 2-20-1996...............    36,200         35,533
Sanwa Bank, Limited, New York,
  6.16%, Due 2-12-1996........    18,000         17,689
                                             ----------
    TOTAL BANKERS'
      ACCEPTANCES.............                  114,785
                                             ----------

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
COMMERCIAL PAPER
  (NOTE A) - 8.82%
Caterpillar Financial Services
  Corporation, 5.96%, Due
  11-17-1995..................  $ 20,000     $   19,948
Caterpillar Financial Services
  Corporation, 5.97%, Due
  11-21-1995..................    50,000         49,839
Chrysler Financial
  Corporation, 5.74%, Due
  2-27-1996...................    50,000         49,099
                                             ----------
    TOTAL COMMERCIAL PAPER....                  118,886
                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES
  (NOTE A) - 34.33%
American Honda Finance
  Corporation, 5.9375%,
  Due 1-26-1996...............    75,000         74,996
BanPonce Corporation, 6.0625%,
  Due 2-16-1996 (Note B)......    27,000         27,000
BanPonce Corporation, 6.0625%,
  Due 2-28-1996 (Note B)......    25,000         25,000
Barnett Banks, Incorporated,
  5.9375%, Due 1-26-1996......   100,000        100,000
Bear Stearns Companies,
  Incorporated, 5.99%,
  Due 2-5-1996................    25,000         25,000
FINOVA Capital Corporation,
  6.125%, Due 2-15-1996.......    32,275         32,289
General Electric Capital
  Corporation, 5.953125%,
  Due 10-3-1996...............    20,000         20,012
General Motors Acceptance
  Corporation, 6.0625%,
  Due 12-22-1995..............    44,500         44,504
General Motors Acceptance
  Corporation, 6.125%,
  Due 5-6-1996................    10,000         10,008
Key Corporation, 5.8625%,
  Due 12-21-1995..............    52,000         52,000
Norwest Corporation, 5.8625%,
  Due 9-18-1996...............    25,000         25,024
Wells Fargo & Company,
  5.7925%, Due 1-19-1996......    27,000         26,999
                                             ----------
    TOTAL VARIABLE RATE
      MEDIUM - TERM NOTES.....                  462,832
                                             ----------
BANK NOTES (NOTE A) - 16.47%
First National Bank of Boston,
  5.75%, Due 12-4-1995........    40,000         40,000
First National Bank of Boston,
  Variable Rate, 5.905%,
  Due 1-22-1996...............    35,000         35,000
Old Kent Bank & Trust Company,
  Grand Rapids, Variable Rate,
  5.9375%, Due 1-16-1996......    37,000         37,000

                             See accompanying notes

AMERICAN AADVANTAGE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
Old Kent Bank & Trust Company,
  Grand Rapids, Variable Rate,
  5.9375%,
  Due 4-4-1996................  $ 20,000     $   20,000
Shawmutt Bank, Connecticut,
  Variable Rate, 5.9375%,
  Due 11-21-1995..............    90,000         90,000
                                             ----------
    TOTAL BANK NOTES..........                  222,000
                                             ----------
MASTER NOTE (NOTE A) - 4.67%
Lehman Brothers Holdings Inc.,
  Variable Rate Demand,
  6.025%, Due 5-31-1996 (Note
  C)..........................    63,000         63,000
                                             ----------

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
PROMISSORY NOTE
  (NOTE A) - 5.19%
Goldman Sachs Group L.P.,
  5.875%, Due 1-12-1996.......  $ 70,000     $   70,000
                                             ----------
TOTAL INVESTMENTS - 99.88%
  (COST $1,346,670)...........                1,346,670
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.12%.........                    1,645
                                             ----------
TOTAL NET
  ASSETS - 100%...............               $1,348,315
                                             ==========

---------------

Based on the cost of investments of $1,346,670 for federal income tax purposes at October 31, 1995, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to a same day credit quality put back to issuer.

(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

ABBREVIATION:

L.P. -- Limited Partnership

                             See accompanying notes

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                  ------      --------
                                  (dollars in thousands)
MUNICIPAL BONDS (NOTE A) - 83.59%
ALABAMA - 3.07%
Phenix City Industrial
  Development Board (Mead Coated
  Board Project) Series 1993A,
  3.90%, Due 6-1-2028, LOC
  Toronto Dominion Bank, VRDO...  $ 600       $   600
                                              -------
    TOTAL ALABAMA...............                  600
                                              -------
CALIFORNIA - 3.58%
Irvine Ranch Calif. Water
  District Series 1993, 3.90%,
  Due 4-1-2033, LOC Bank Of
  America, VRDO.................    700           700
                                              -------
    TOTAL CALIFORNIA............                  700
                                              -------
FLORIDA - 1.02%
Dade County, Florida Capital
  Asset Acquisition, Series
  1990, 4.15%, Due 10-1-2010,
  LOC Sanwa Bank, VRDO..........    200           200
                                              -------
    TOTAL FLORIDA...............                  200
                                              -------
GEORGIA - 15.34%
Development Authority of
  Cartersville (Sekisui Jushi
  America, Inc. Project) Series
  1992, 4.95%, Due 6-1-2012, LOC
  Sanwa Bank, Limited, VRDO.....    900           900
Gainesville Redevelopment
  Authority Series 1986, (Hotel
  of Gainesville Assoc. Project)
  4.95%, Due 12-1-2007, LOC
  SunTrust Bank, Atlanta,
  VRDO..........................    900           900
Thomaston-Upson County
  Industrial Development Revenue
  Authority (Yamaha Music
  Manufacturing, Inc.), 5.10%,
  Due 8-1-2018, LOC Bank of
  Tokyo, VRDO...................  1,200         1,200
                                              -------
    TOTAL GEORGIA...............                3,000
                                              -------
INDIANA - 7.66%
Indianapolis Indiana Resource
  Recovery Revenue Bonds (Ogden
  Martin Systems of
  Indianapolis, Inc. Project)
  4.20%, Due 12-1-2016, LOC
  Swiss Bank, VRDO..............    900           900
Seymour Economic Development
  Revenue Bonds (Kobelco Metal
  Powder of America, Inc.,
  Project) 5.10%, Due
  12-15-1997, LOC Industrial
  Bank of Japan, VRDO...........    600           600
                                              -------
    TOTAL INDIANA...............                1,500
                                              -------

                                   Par
                                  Amount       Value
                                  ------      -------
                                 (dollars in thousands)
KENTUCKY - 3.58%
Bowling Green Industrial
  Building Revenue Bonds (TWN
  Fastener, Inc. Project) Series
  1988, 4.45%, Due 3-1-2008, LOC
  Industrial Bank of Japan,
  VRDO..........................  $ 700       $   700
                                              -------
    TOTAL KENTUCKY..............                  700
                                              -------
LOUISIANA - 5.67%
Louisiana Public Facilities
  Authority Revenue Bonds Series
  1985A, 4.30%, Due 12-1-2005,
  LOC Sumitomo Bank, Limited,
  VRDO..........................  1,110         1,110
                                              -------
    TOTAL LOUISIANA.............                1,110
                                              -------
MICHIGAN - 2.04%
Delta County, Michigan Economic
  Development Authority (Mead -
  Escanaba Paper Company
  Project) Series 1985C, 4.00%,
  Due 12-1-2023, LOC Bank of
  Nova Scotia, VRDO.............    400           400
                                              -------
    TOTAL MICHIGAN..............                  400
                                              -------
NEBRASKA - 4.60%
Lancaster County (Sun-Husker
  Foods, Incorporated Project)
  Series 1989, 4.45%, Due
  8-15-2009, LOC Bank of Tokyo,
  VRDO..........................    900           900
                                              -------
    TOTAL NEBRASKA..............                  900
                                              -------
NEVADA - 6.64%
Clark County Industrial
  Development Revenue Bond,
  (Nevada Power Company Project)
  Series 1985, 4.70%, Due
  12-1-2015, LOC Fuji Bank,
  Limited, VRDO.................  1,300         1,300
                                              -------
    TOTAL NEVADA................                1,300
                                              -------
NEW YORK - 3.58%
The City of New York General
  Obligation Series 1994 B-2(1),
  4.05%, Due 8-15-2020, LOC
  Dai-Ichi Kangyo Bank, VRDO....    400           400
New York State Environmental
  Facilities Corporation (Equity
  of Huntington, Inc. Project)
  Series 1989, 4.10%, Due
  11-1-2014, LOC Union Bank of
  Switzerland, VRDO.............    300           300
                                              -------
    TOTAL NEW YORK..............                  700
                                              -------

                             See accompanying notes

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                   Par
                                  Amount       Value
                                  ------      --------
                                  (dollars in thousands)
PENNSYLVANIA - 7.66%
Gettysburg Area Industrial
  Development Authority,
  (Dal-Tile Corporation) Series
  1987B, 4.10%, Due 3-1-2004,
  LOC Credit Suisse, VRDO.......  $ 800       $   800
Northumberland County Industrial
  Development Authority (Foster
  Wheeler Mt. Carmel, Inc.
  Project) Series 1987A, 4.05%,
  Due 2-1-2010, LOC Union Bank
  of Switzerland, VRDO..........    100           100
Northumberland County Industrial
  Development Authority (Foster
  Wheeler Mt. Carmel, Inc.
  Project) Series 1987B, 4.05%,
  Due 2-1-2010, LOC Union Bank
  of Switzerland, VRDO..........    600           600
                                              -------
    TOTAL PENNSYLVANIA..........                1,500
                                              -------
TENNESSEE - 2.55%
Blount County Industrial
  Development Revenue Bonds
  (Advanced Crystal Technology,
  Inc. Project) Series 1988,
  4.45%, Due 8-1-2008, LOC
  Industrial Bank of Japan,
  VRDO..........................    500           500
                                              -------
    TOTAL TENNESSEE.............                  500
                                              -------
TEXAS - 3.07%
Harris County Industrial
  Development Revenue Bonds
  (Zeon Chemicals Project)
  Series 1989, 4.45%, Due
  2-1-2009, LOC Industrial Bank
  of Japan, VRDO................    600           600
                                              -------
    TOTAL TEXAS.................                  600
                                              -------
VIRGINIA - 3.83%
Alexandria Virginia Industrial
  Development Authority, 4.20%,
  Due 12-1-2016, LOC Swiss Bank,
  VRDO..........................    750           750
                                              -------
    TOTAL VIRGINIA..............                  750
                                              -------
WASHINGTON - 7.66%
Port Angeles Industrial
  Development Corporation
  (Daishowa America Project)
  Series 1992, 4.45%, Due
  8-1-2007, LOC Industrial Bank
  of Japan, VRDO................    200           200
Port Everett Revenue Bonds
  Series 1986, 4.45%, Due
  12-1-2006, LOC Sumitomo Bank,
  Limited, VRDO.................  1,300         1,300
                                              -------
    TOTAL WASHINGTON............                1,500
                                              -------

                                   Par
                                  Amount       Value
                                  ------      -------
                                (dollars in thousands)
WEST VIRGINIA - 1.02%
West Virginia State Hospital
  (St. Joseph's Hospital
  Project), 4.15%, Due
  10-1-2010, LOC Mitsubishi
  Bank, Limited,
  VRDO..........................  $ 200       $   200
                                              -------
    TOTAL WEST VIRGINIA.........                  200
                                              -------
WYOMING - 1.02%
Platte County (Tri-State
  Generation and Transmission
  Association, Inc. Project)
  Series 1984A, 4.10%, Due
  7-1-2014, LOC Societe
  Generale, VRDO................    200           200
                                              -------
    TOTAL WYOMING...............                  200
                                              -------
    TOTAL MUNICIPAL BONDS.......               16,360
                                              -------
MUNICIPAL COMMERCIAL PAPER
  (NOTE A) - 9.96%
INDIANA - 6.13%
Indiana Development Finance
  Authority (Pure Air on the
  Lake Partnership) Series
  1990A, 3.75%, Due 12-5-1995,
  LOC Fuji Bank, Limited........    600           600
Indiana Development Finance
  Authority (Pure Air on the
  Lake Partnership) Series
  1990A, 3.65%, Due 11-21-1995,
  LOC Fuji Bank, Limited........    600           600
                                              -------
    TOTAL INDIANA...............                1,200
                                              -------
PENNSYLVANIA - 3.83%
Carbon County Industrial
  Development Authority (Panther
  Creek Project) Series 1991A,
  3.65%, Due 12-5-1995, LOC
  National Westminster..........    750           750
                                              -------
    TOTAL PENNSYLVANIA..........                  750
                                              -------
    TOTAL MUNICIPAL COMMERCIAL
      PAPER.....................                1,950
                                              -------
OTHER INVESTMENTS - 6.52%
Lehman Municipal Money Market
  Fund..........................    936           936
Provident Institutional
  Municipal Cash Fund...........    341           341
                                              -------
    TOTAL OTHER INVESTMENTS.....                1,277
                                              -------
TOTAL INVESTMENTS - 100.07%
  (COST - $19,587)..............               19,587
                                              -------
LIABILITIES, NET OF OTHER
  ASSETS - (0.07%)..............                  (13)
                                              -------
TOTAL NET ASSETS - 100%.........              $19,574
                                              =======

                             See accompanying notes

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

---------------

Based on the cost of investments of $19,587 for federal income tax purposes at October 31, 1995, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

LOC - Letter of Credit
VRDO - Variable Rate Demand Obligation, which is subject to an unconditional put which requires no more than 7 days notification.

                             See accompanying notes

                      (This page intentionally left blank)

AMERICAN AADVANTAGE U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 78.93%
CS First Boston Corp., 5.625%,
  Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,995 U.S.
  Treasury Notes, 7.50%, due
  1-31-1996, aggregate market
  value - $2,041)...............  $  2,000     $  2,001
Dean Witter Reynolds, Inc.
  5.65%, Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,820 U.S.
  Treasury Notes, 7.50%, due
  11-15-2016, aggregate market
  value - $2,107)...............     2,000        2,000
Fuji Securities, Inc., 5.80%,
  Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,995 U.S.
  Treasury Notes, 6.875%, due
  3-31-1997, aggregate market
  value - $2,039)...............     2,000        2,000
Goldman Sachs & Co., 5.70%,
  Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,325 U.S.
  Treasury Notes, 13.75%, due
  8-15-2004, aggregate market
  value - $2,049)...............     2,000        2,000
J.P. Morgan Securities, Inc.,
  5.85% Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,382 U.S.
  Treasury Notes, 12.00%, due
  5-15-2005, aggregate market
  value - $2,041)...............     2,000        2,000
Lehman Brothers, Inc., 5.86%,
  Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $12,665.
  (Collateralized by $7,910 U.S.
  Treasury Notes, 9.375%, due
  4-15-1996, and $4,725, 6.75%,
  due 2-28-1997, aggregate
  market value - $12,916).......    12,663       12,663

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
Merrill Lynch Government
  Securities, Inc., 5.70%, Dated
  10-31-1995, Due 11-1-1995 with
  a maturing value of $2,000.
  (Collateralized by $2,000 U.S.
  Treasury Notes, 9.375%, due
  4-15-1996, aggregate market
  value - $2,041)...............  $  2,000     $  2,000
Morgan Stanley & Co., Inc.,
  5.70%, Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $1,670 U.S.
  Treasury Notes, 8.125%, due
  8-15-2021, aggregate market
  value - $2,043)...............     2,000        2,000
Nomura Securities International,
  Inc., 5.85%, Dated 10-31-1995,
  Due 11-1-1995 with a maturing
  value of $2,000.
  (Collateralized by $2,065 U.S.
  Treasury Notes, 5.00%, due
  1-31-1999, aggregate market
  value - $2,045)...............     2,000        2,000
Sanwa Securities Co. L.P.,
  5.85%, Dated 10-31-1995, Due
  11-1-1995 with a maturing
  value of $12,502.
  (Collateralized by $11,433
  U.S. Treasury Notes, 7.50%,
  due 11-15-2001, aggregate
  market value - $12,749).......    12,500       12,500
Smith Barney, Inc., 5.70%, Dated
  10-31-1995, Due 11-1-1995 with
  a maturing value of $2,000.
  (Collateralized by $2,100 U.S.
  Treasury Notes, 4.75%, due
  10-31-1998, aggregate market
  value - $2,044)...............     2,000        2,000
                                               --------
    TOTAL REPURCHASE
      AGREEMENTS................                 43,164
                                               --------
UNITED STATES TREASURY
  BILLS - 21.65%
U.S. Treasury Bill, 5.31%, Due
  2-1-1996......................    12,000       11,837
                                               --------
TOTAL INVESTMENTS - 100.58%
  (COST - $55,001)..............                 55,001
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.58%)..............                   (315)
                                               --------
TOTAL NET ASSETS - 100%.........               $ 54,686
                                               ========

---------------

Based on the cost of investments of $55,001 for federal income tax purposes at October 31, 1995, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity.

ABBREVIATIONS:
L.P. - Limited Partnership

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

                                                                                            International  Limited-Term
                                                                             Growth and       Equity          Income
                                                            Balanced Fund    Income Fund       Fund            Fund
                                                            -------------    -----------    -----------    ------------
                                                                          (in thousands, except share and
                                                                                per share amounts)
ASSETS:
    Cash, including foreign currency.....................    $         -     $        -      $    5,908     $        -
    Investments in securities at value (cost -- $684,123;
      $648,080; $230,014; $203,007, respectively)*.......        792,673        787,147         253,575        203,070
    Dividends and interest receivable....................          6,237          1,933             674          2,849
    Reclaims receivable..................................              -              -             262              -
    Receivable for investments sold......................          5,327          4,675           2,181              -
    Other................................................             65              5               6              7
                                                              ----------     ----------      ----------     ----------
        TOTAL ASSETS.....................................        804,302        793,760         262,606        205,926
LIABILITIES:
    Payable for investments purchased....................          3,757          7,107           3,258              -
    Payable for fund shares redeemed.....................            681            405           1,730            688
    Unrealized depreciation on foreign currency
      contracts..........................................              -              -             558              -
    Dividends payable....................................              -              -               -          1,083
    Management, administrative services and investment
      advisory fees payable (Note 2).....................            726            672             439             72
    Other liabilities....................................            125             62             214             37
                                                              ----------     ----------      ----------     ----------
        TOTAL LIABILITIES................................          5,289          8,246           6,199          1,880
                                                              ----------     ----------      ----------     ----------
        NET ASSETS.......................................     $  799,013     $  785,514      $  256,407     $  204,046
                                                              ==========     ==========      ==========     ==========
NET ASSETS CONSIST OF:
    Paid-in-capital......................................     $  639,074     $  601,519      $  223,999     $  208,932
    Accumulated undistributed income:
      Net investment income..............................         26,077         16,460           5,440             53
      Net realized gain (loss) on investments............         25,312         28,468           3,936         (5,002)
      Unrealized appreciation of investments.............        108,550        139,067          23,032             63
                                                              ----------     ----------      ----------     ----------
        NET ASSETS.......................................     $  799,013     $  785,514      $  256,407     $  204,046
                                                              ==========     ==========      ==========     ==========
Shares outstanding (no par value):
    Institutional Class..................................     17,916,479      4,500,035       1,938,710     13,983,274
                                                              ==========     ==========      ==========     ==========
    Mileage Class........................................         74,118        138,890          95,106         59,324
                                                              ==========     ==========      ==========     ==========
    PlanAhead Class......................................        392,248        304,869         110,324        160,449
                                                              ==========     ==========      ==========     ==========
    AMR Class............................................     38,819,317     44,324,555      17,122,537      6,581,389
                                                              ==========     ==========      ==========     ==========
Net Asset Value per share:
    Institutional Class..................................     $    13.95     $    15.91      $    13.29     $     9.82
                                                              ==========     ==========      ==========     ==========
    Mileage Class........................................     $    13.90     $    15.84      $    13.20     $     9.82
                                                              ==========     ==========      ==========     ==========
    PlanAhead Class......................................     $    13.90     $    15.81      $    13.20     $     9.82
                                                              ==========     ==========      ==========     ==========
    AMR Class............................................     $    13.98     $    15.95      $    13.31     $     9.81
                                                              ==========     ==========      ==========     ==========

* Includes repurchase agreement of $7,331 for the Limited-Term Income Fund.

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                              U.S.
                                                                                             Municipal      Treasury
                                                                              Money            Money          Money
                                                                           Market Fund      Market Fund    Market Fund
                                                                          --------------    -----------    -----------
                                                                                (in thousands, except share and
                                                                                       per share amounts)
ASSETS:
    Cash...............................................................   $            -    $         -    $         -
    Investments in securities at value (cost - $1,346,670; $19,587;
      $55,001, respectively)*..........................................        1,346,670         19,587         55,001
    Interest receivable................................................            8,205             86              7
    Other..............................................................               96              2             26
                                                                          --------------    -----------    -----------
        TOTAL ASSETS...................................................        1,354,971         19,675         55,034
LIABILITIES:
    Dividends payable..................................................            6,223             55            251
    Management, administrative services and investment advisory fees
      payable (Note 2).................................................              222              -             33
    Other liabilities..................................................              211             46             64
                                                                          --------------    -----------    -----------
        TOTAL LIABILITIES..............................................            6,656            101            348
                                                                          --------------    -----------    -----------
        NET ASSETS.....................................................   $    1,348,315    $    19,574    $    54,686
                                                                          ==============    ===========    ===========
NET ASSETS CONSIST OF:
    Paid-in-capital....................................................   $    1,348,315    $    19,574    $    54,686
                                                                          ==============    ===========    ===========
Shares outstanding (no par value):
    Institutional Class................................................    1,206,040,567          6,862     47,184,076
                                                                          ==============    ===========    ===========
    Mileage Class......................................................      100,285,687     19,438,365      6,972,071
                                                                          ==============    ===========    ===========
    PlanAhead Class....................................................       41,988,619        128,591        529,773
                                                                          ==============    ===========    ===========
Net Asset Value per share:
    Institutional Class................................................   $         1.00    $      1.00    $      1.00
                                                                          ==============    ===========    ===========
    Mileage Class......................................................   $         1.00    $      1.00    $      1.00
                                                                          ==============    ===========    ===========
    PlanAhead Class....................................................   $         1.00    $      1.00    $      1.00
                                                                          ==============    ===========    ===========

*Includes repurchase agreements of $43,164 for the U.S. Treasury Money Market Fund.

                             See accompanying notes

                      (This page intentionally left blank)

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1995
--------------------------------------------------------------------------------

                                                                                                      Municipal    U.S. Treasury
                                            Growth and    International    Limited-Term     Money       Money          Money
                                Balanced      Income          Equity          Income        Market      Market         Market
                                  Fund         Fund            Fund            Fund          Fund        Fund           Fund
                                ---------   -----------   --------------   -------------   --------   ----------   --------------
                                                                         (in thousands)
INVESTMENT INCOME:
    Interest income............ $ 20,163     $   2,797       $    974         $11,177      $ 95,523      $805          $3,947
    Dividend income (net of
      foreign taxes of $758 in
      International Equity
      Fund)....................   14,620        20,137          6,449               -             -         -               -
    Income derived from
      securities lending,
      net......................       11             2              2               8             -         -               -
                                --------    ----------    -----------      ----------      --------     -----         -------
        TOTAL INVESTMENT
          INCOME...............   34,794        22,936          7,425          11,185        95,523       805           3,947
                                --------    ----------    -----------      ----------      --------     -----         -------
EXPENSES:
    Management and investment
      advisory fees (Note 2)...    2,011         1,850            942             322         2,376        30             107
    Administrative service
      fees:
      Institutional Class......      702           132             71             299           745         3              32
      Mileage Class............        2             4              4               2            39         7               4
      PlanAhead Class..........        6             5              3               2             8         -               -
      AMR Class................      235           297            101              30             -         -               -
    Custodian fees.............      143           114            246              70           173         2               8
    Transfer agent fees:
      Mileage Class............        1             3              3               1            69        13               8
      PlanAhead Class..........        5             3              2               1            11         -               -
    Professional fees..........       69            60             45              39           134        19              41
    Registration fees and
      expenses.................       66            64             22              38            64        46              30
    Distribution
      fees -- Mileage Class....        2             3              3               1           194        36              11
    Service fees -- PlanAhead
      Class....................        5             4              2               2            41         -               -
    Other......................       28            23             11              22            79         7               6
                                --------    ----------    -----------      ----------      --------     -----         -------
                                   3,275         2,562          1,455             829         3,933       163             247
                                --------    ----------    -----------      ----------      --------     -----         -------
    Less fees waived (Note
      2).......................        3             3              -               3             -        40               -
                                --------    ----------    -----------      ----------      --------     -----         -------
        NET EXPENSES...........    3,272         2,559          1,455             826         3,933       123             247
                                --------    ----------    -----------      ----------      --------     -----         -------
        NET INVESTMENT
          INCOME...............   31,522        20,377          5,970          10,359        91,590       682           3,700
                                --------    ----------    -----------      ----------      --------     -----         -------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on
      investments..............   25,895        28,115          4,785          (1,552)           19         -               8
    Net realized translation
      loss on assets and
      liabilities denominated
      in foreign currencies....        -             -           (474)              -             -         -               -
    Unrealized appreciation of
      investments..............   71,067        75,331          6,509           3,688             -         -               -
    Unrealized translation gain
      on assets and liabilities
      denominated in foreign
      currencies...............        -             -          3,513               -             -         -               -
                                --------    ----------    -----------      ----------      --------     -----         -------
        NET GAIN (LOSS) ON
          INVESTMENTS..........   96,962       103,446         14,333           2,136            19         -               8
                                --------    ----------    -----------      ----------      --------     -----         -------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.... $128,484     $ 123,823       $ 20,303         $12,495      $ 91,609      $682          $3,708
                                ========    ==========    ===========      ==========      ========     =====         =======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                            Growth and Income       International         Limited-Term
                                        Balanced Fund             Fund               Equity Fund           Income Fund
                                     -------------------   -------------------   -------------------   -------------------
                                       1995       1994       1995       1994       1995       1994       1995       1994
                                     --------   --------   --------   --------   --------   --------   --------   --------
                                                                        (in thousands)
OPERATIONS:
    Net investment income..........  $ 31,522   $ 26,753   $ 20,377   $ 16,186   $  5,970   $  3,189   $ 10,359   $ 11,205
    Net realized gain (loss) on
      investments (including effect
      of translation of assets and
      liabilities denominated in a
      foreign currency)............    25,895      5,036     28,115     20,401      4,311      4,750     (1,552)    (3,501)
    Net unrealized appreciation
      (depreciation) of investments
      (including effect of
      translation of assets and
      liabilities denominated in
      foreign currencies)..........    71,067    (31,362)    75,331    (18,803)    10,022      5,249      3,688     (6,059)
                                     --------   --------   --------   --------   --------   --------   --------   --------
    INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS....   128,484        427    123,823     17,784     20,303     13,188     12,495      1,645
                                     --------   --------   --------   --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
      Institutional Class..........    (9,177)   (22,815)      (702)   (13,695)      (376)    (1,077)    (6,340)   (10,404)
      Mileage Class................        (5)         -        (14)         -        (14)         -        (33)        (2)
      PlanAhead Class..............       (23)         -         (4)         -        (10)         -        (42)        (1)
      AMR Class....................   (17,086)         -    (16,041)         -     (3,145)         -     (3,944)      (799)
    Net realized gain on
      investments:
      Institutional Class..........    (2,507)   (13,851)      (881)   (17,683)      (563)    (2,763)         -     (2,308)
      Mileage Class................        (1)         -        (18)         -        (20)         -          -          -
      PlanAhead Class..............        (6)         -         (5)         -        (15)         -          -          -
      AMR Class....................    (4,561)         -    (19,500)         -     (4,435)         -          -          -
                                     --------   --------   --------   --------   --------   --------   --------   --------
    TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS.................   (33,366)   (36,666)   (37,165)   (31,378)    (8,578)    (3,840)   (10,359)   (13,514)
                                     --------   --------   --------   --------   --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of
      shares.......................   170,104    539,310    188,748    576,309     89,320    269,165    137,613    175,810
    Dividends reinvested...........    33,152     36,351     36,862     31,075      8,233      3,472      9,154     13,043
    Cost of shares redeemed........  (116,305)  (455,021)   (55,588)  (542,044)   (42,092)  (159,416)  (110,995)  (249,720)
                                     --------   --------   --------   --------   --------   --------   --------   --------
    INCREASE (DECREASE) IN NET
      ASSETS FROM CAPITAL SHARE
      TRANSACTIONS.................    86,951    120,640    170,022     65,340     55,461    113,221     35,772    (60,867)
                                     --------   --------   --------   --------   --------   --------   --------   --------
    INCREASE (DECREASE) IN NET
      ASSETS.......................   182,069     84,401    256,680     51,746     67,186    122,569     37,908    (72,736)
NET ASSETS:
    Beginning of year..............   616,944    532,543    528,834    477,088    189,221     66,652    166,138    238,874
                                     --------   --------   --------   --------   --------   --------   --------   --------
    END OF YEAR*...................  $799,013   $616,944   $785,514   $528,834   $256,407   $189,221   $204,046   $166,138
                                     ========   ========   ========   ========   ========   ========   ========   ========
    *Includes undistributed net
      investment income of.........  $ 26,077   $ 22,193   $ 16,460   $ 12,844   $  5,440   $  3,015   $     53   $     53
                                     ========   ========   ========   ========   ========   ========   ========   ========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Period Ended October 31,
--------------------------------------------------------------------------------

                                        Money Market                  Municipal Money           U.S. Treasury Money
                                            Fund                        Market Fund                 Market Fund
                                -----------------------------     -----------------------     -----------------------
                                    1995             1994           1995          1994          1995          1994
                                ------------     ------------     ---------     ---------     ---------     ---------
                                                                                 (Note 1)
                                                          (in thousands)

OPERATIONS:
    Net investment income.....  $     91,590     $     71,736     $     682     $     651     $   3,700     $   4,016
    Net realized gain on
      investments.............            19                1             -             -             8            17
                                ------------     ------------     ---------     ---------     ---------     ---------
    Increase in net assets
      resulting from
      operations..............        91,609           71,737           682           651         3,708         4,033
                                ------------     ------------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
    Net investment income:
      Institutional Class.....       (86,432)         (70,068)         (194)         (485)       (3,301)       (3,883)
      Mileage Class...........        (4,257)          (1,668)         (483)         (166)         (390)         (133)
      PlanAhead Class.........          (901)               -            (5)            -            (9)            -
    Net realized gain on
      investments:
      Institutional Class.....           (18)              (1)            -             -            (7)          (16)
      Mileage Class...........            (1)               -             -             -            (1)           (1)
      PlanAhead Class.........             -                -             -             -             -             -
                                ------------     ------------     ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS............       (91,609)         (71,737)         (682)         (651)       (3,708)       (4,033)
                                ------------     ------------     ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of
      shares..................    12,531,768       15,659,543       189,500       257,892       389,427       345,440
    Dividends reinvested......        54,680           27,886           668           595         2,823         2,962
    Cost of shares redeemed...   (13,189,189)     (16,649,945)     (191,043)     (238,038)     (411,339)     (411,440)
                                ------------     ------------     ---------     ---------     ---------     ---------
    INCREASE (DECREASE) IN NET
      ASSETS FROM CAPITAL
      SHARE TRANSACTIONS......      (602,741)        (962,516)         (875)       20,449       (19,089)      (63,038)
                                ------------     ------------     ---------     ---------     ---------     ---------
    INCREASE (DECREASE) IN NET
      ASSETS..................      (602,741)        (962,516)         (875)       20,449       (19,089)      (63,038)
NET ASSETS:
    Beginning of period.......     1,951,056        2,913,572        20,449             -        73,775       136,813
                                ------------     ------------     ---------     ---------     ---------     ---------
    END OF PERIOD.............  $  1,348,315     $  1,951,056     $  19,574     $  20,449     $  54,686     $  73,775
                                ============     ============     =========     =========     =========     =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company with seven separate funds: the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage International Equity Fund, the American AAdvantage Limited-Term Income Fund, the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund and the American AAdvantage U.S. Treasury Money Market Fund (collectively, the "Funds"). The Municipal Money Market Fund commenced active operations on November 10, 1993. The Trust commenced sales of a second class of shares of the Funds, designated as "Mileage Class" shares, on November 1, 1991 for the Money Market Fund, November 1, 1993 for the U.S. Treasury Money Market Fund, November 10, 1993 for the Municipal Money Market Fund and on August 1, 1994 for the Balanced, Growth and Income, International Equity and Limited-Term Income Funds (the "Variable NAV Funds"). At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. On August 1, 1994, the Trust commenced sales of a third class of shares of the Funds, designated as "PlanAhead Class" shares and a fourth class of shares of the Variable NAV Funds, designated as "AMR Class" shares. Differences between the Classes include the services offered to and the expenses borne by each class and certain voting rights. Investment income, net capital gains (losses), and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for 12b-1 fees, service fees and certain other fees and expenses related solely to one class of shares. The Mileage Class is the only class of shares which has a 12b-1 distribution fee, and the PlanAhead Class is the only class of shares with a service fee.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees (the "Board"). Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board. Investment grade short-term obligations with 60 days or less to maturity and securities of the Money Market, Municipal Money Market and U.S. Treasury Money Market Funds (the "Money Market Funds") are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Money Market Funds, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. The cost of securities sold is determined by the specific identification method. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

  Dividends and Distributions

     Dividends from net investment income of the Balanced, Growth and Income, and International Equity Funds, normally will be declared and paid annually. The Limited-Term Income Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     The Money Market Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses applicable to more than one investment portfolio of the Trust are allocated among the Trust's portfolios, usually on the basis of relative net assets. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Funds include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Fund from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that the collateral's market value exceeds the carrying value of the repurchase agreement.

2. MANAGEMENT, ADMINISTRATIVE SERVICES, INVESTMENT ADVISORY AND SHAREHOLDER SERVICES AGREEMENTS

     The Trust and the Manager are parties to a Management Agreement which, together with the Administrative Services and Shareholder Services Agreements described below, obligate the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income, and International Equity Funds are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. The Manager serves as the sole investment adviser to the Limited-Term Income Fund, and each of the Money Market Funds. As compensation for performing investment advisory services for the Funds, the Manager receives from the Funds an annualized fee equal to
 .20% of the net asset value of the Limited-Term Income Fund, .15% of the net asset value of each of the Money Market Funds, and .05% of the net asset value of the Balanced, Growth and Income, and International Equity Funds. In addition, the Manager is reimbursed by the Funds for fees paid to investment advisers hired by

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

the Manager to direct investment activities of the Balanced, Growth and Income and International Equity Funds.

     Prior to August 1, 1994, shareholders of the Variable NAV Funds had to enter into a Shareholder Services Agreement with the Manager under which the Manager agreed to provide or oversee administrative and management services. Under the agreement, the Manager received from each shareholder a fee at an annual rate of up to .30% of that shareholder's net assets invested in the Funds. Shareholder services fees charged could vary based on the size of a shareholder's investment. Under this agreement shareholder services fees were charged directly to shareholders and were not an expense of the Funds and, therefore, are not included in the Funds' Statements of Operations. The Shareholder Services Agreements were terminated on July 31, 1994 and replaced by an Administrative Services Agreement.

     The Manager and the Trust entered into an Administrative Services Agreement effective October 1, 1990 for the Money Market Fund, March 2, 1992 for the U.S. Treasury Money Market Fund, November 10, 1993 for the Municipal Money Market Fund, and August 1, 1994 for the Variable NAV Funds which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives from each of the Money Market Funds and the AMR Class of the Variable NAV Funds an annualized fee of .05% of net assets. The Manager receives an annualized fee of .30% of the net assets of the Institutional, Mileage, and PlanAhead Classes of the Variable NAV Funds. During the year ended October 31, 1995, the Manager waived management and administrative services fees totaling $40,000 for the Municipal Money Market Fund.

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares. Each Mileage Class has adopted a separate distribution plan pursuant to Rule 12b-1 which provides that each Mileage Class will pay an annual fee of .25% of its average daily net assets to the Manager as compensation for distribution assistance. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended October 31, 1995, the Manager waived fees related to the Mileage Class of the Balanced, Growth and Income and Limited-Term Income Funds. The amounts waived were immaterial to each Fund.

3.  TRANSACTIONS WITH AFFILIATES

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees are provided unlimited air transportation. For the year ended October 31, 1995, the cost of air transportation was not material to any of the Funds. At October 31, 1995, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 100% of AMR Class shares of the Variable NAV Funds, 11% of the Institutional Class shares of the Money Market Fund and 6% of the Institutional Class shares of the Municipal Money Market Fund.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

Trustees and officers of the trust as a group owned 1% of the Institutional Class of the Growth and Income Fund at October 31, 1995.

4.  INVESTMENT TRANSACTIONS

     Investment transactions for the year ended October 31, 1995 (excluding short-term investments) are as follows (in thousands):

                                                                   Balanced    Growth and     International  Limited-Term
                                                                     Fund      Income Fund    Equity Fund    Income Fund
                                                                   --------    -----------    -----------    ------------
Purchases.......................................................   $583,674     $ 297,926       $96,399        $310,634
Proceeds from sales.............................................    491,584       151,983        43,167         252,182

5.  CAPITAL SHARE TRANSACTIONS

  Variable NAV Funds

     The tables below summarize the activity in capital shares for each Class of the Variable NAV Funds (in thousands):

      Year ended October 31, 1995         Institutional Class    Mileage Class     PlanAhead Class        AMR Class
----------------------------------------  -------------------   ---------------   -----------------   -----------------
             Balanced Fund                Shares     Amount     Shares   Amount   Shares    Amount    Shares    Amount
----------------------------------------  -------   ---------   ------   ------   ------   --------   ------   --------
Shares sold.............................    3,917   $  50,397      88    $1,108      383    $  5,102    8,920   $113,497
Reinvestment of dividends...............      999      11,470       1         6        3          29    1,886     21,647
Shares redeemed.........................   (5,037)    (64,582)    (18)     (239)     (36)       (487)  (3,812)   (50,997)
                                          -------   ---------   -----    ------   ------    --------   ------   --------
Net increase (decrease) in shares
  outstanding...........................     (121)  $  (2,715)     71     $ 875      350    $  4,644    6,994   $ 84,147
                                          =======   =========   =====    ======    =====    ========   ======   ========
         Growth and Income Fund
----------------------------------------
Shares sold.............................    3,606   $  53,296     160    $2,274    1,175     $17,502    7,953   $115,676
Reinvestment of dividends...............      101       1,282       2        31        1           8    2,788     35,541
Shares redeemed.........................     (810)    (12,073)    (33)     (506)    (875)    (12,839)  (2,052)   (30,170)
                                          -------   ---------   -----    ------   ------    --------   ------   --------
Net increase in shares outstanding......    2,897   $  42,505     129    $1,799      301    $  4,671    8,689   $121,047
                                          =======   =========   =====    ======    =====    ========   ======   ========
       International Equity Fund
----------------------------------------
Shares sold.............................      941   $  11,924     135    $1,678      339    $  4,275    5,802   $ 71,443
Reinvestment of dividends...............       51         599       3        33        2          21      644      7,580
Shares redeemed.........................     (850)    (10,686)    (59)     (759)    (260)     (3,288)  (2,181)   (27,359)
                                          -------   ---------   -----    ------    -----    --------   ------   --------
Net increase in shares outstanding......      142   $   1,837      79    $  952       81    $  1,008    4,265   $ 51,664
                                          =======   =========   =====    ======    =====    ========   ======   ========
        Limited-Term Income Fund
----------------------------------------
Shares sold.............................   11,246   $ 109,868     103    $  999      155    $  1,517    2,596   $ 25,229
Reinvestment of dividends...............      542       5,265       3        29        3          27      395      3,833
Shares redeemed.........................   (9,396)    (91,138)    (62)     (605)     (39)       (381)  (1,934)   (18,871)
                                          -------   ---------   -----    ------    -----    --------   ------   --------
Net increase in shares outstanding......    2,392   $  23,995      44    $  423      119    $  1,163    1,057   $ 10,191
                                          =======   =========   =====    ======    =====    ========   ======   ========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

      Year ended October 31, 1994         Institutional Class    Mileage Class     PlanAhead Class        AMR Class
----------------------------------------  -------------------   ---------------   -----------------   -----------------
             Balanced Fund                Shares     Amount     Shares   Amount   Shares    Amount    Shares    Amount
----------------------------------------  -------   ---------   ------   ------   ------   --------   ------   --------
Shares sold.............................   11,589   $ 143,142       3    $  39       43    $    524   32,030   $395,605
Reinvestment of dividends...............    2,922      36,351       0        0        0           0        0          0
Shares redeemed.........................  (36,722)   (452,498)      0        0        0           0     (204)    (2,523)
                                          -------   ---------   -----    -----    -----    --------   ------   --------
Net increase (decrease) in shares
  outstanding...........................  (22,211)  $(273,005)      3    $  39       43    $    524   31,826   $393,082
                                          =======   =========   =====    =====    =====    ========   ======   ========
         Growth and Income Fund
----------------------------------------
Shares sold.............................    5,057   $  70,406      10    $ 148        4    $     54   36,133   $505,701
Reinvestment of dividends...............    2,226      31,075       0        0        0           0        0          0
Shares redeemed.........................  (38,282)   (534,986)      0        0        0           0     (497)    (7,058)
                                          -------   ---------   -----    -----    -----    --------   ------   --------
Net increase (decrease) in shares
  outstanding...........................  (30,999)  $(433,505)     10    $ 148        4    $     54   35,636   $498,643
                                          =======   =========   =====    =====    =====    ========   ======   ========
       International Equity Fund
----------------------------------------
Shares sold.............................    8,545   $ 104,872      16    $ 206       29    $    370   12,967   $163,717
Reinvestment of dividends...............      283       3,472       0        0        0           0        0          0
Shares redeemed.........................  (12,555)   (158,038)      0        0        0           0     (109)    (1,378)
                                          -------   ---------   -----    -----    -----    --------   ------   --------
Net increase (decrease) in shares
  outstanding...........................   (3,727)  $ (49,694)     16    $ 206       29    $    370   12,858   $162,339
                                          =======   =========   =====    =====    =====    ========   ======   ========
        Limited-Term Income Fund
----------------------------------------
Shares sold.............................   11,682   $ 116,153      15    $ 150      134    $  1,303    5,952   $ 58,204
Reinvestment of dividends...............    1,256      12,486       0        1        0           0       57        556
Shares redeemed.........................  (24,701)   (244,102)      0        0      (92)       (899)    (485)    (4.719)
                                          -------   ---------   -----    -----    -----    --------   ------   --------
Net increase (decrease) in shares
  outstanding...........................  (11,763)  $(115,463)     15    $ 151       42    $    404    5,524   $ 54,041
                                          =======   =========   =====    =====    =====    ========   ======   ========

Money Market Funds

     The tables below summarize the activity in capital shares for each class of the Money Market Funds (in thousands). Each share is valued at $1.00:

                                                Institutional Class           Mileage Class         PlanAhead Class
                                             --------------------------    --------------------    ------------------
                                                    Period ended               Period ended           Period ended
            Money Market Fund                 10/31/95       10/31/94      10/31/95    10/31/94    10/31/95  10/31/94
------------------------------------------   -----------    -----------    --------    --------    -------   --------
Shares sold...............................    12,106,153     15,486,169     297,557     173,349    128,058      25
Reinvestment of dividends.................        50,158         26,446       3,863       1,440        659       0
Shares redeemed...........................   (12,843,415)   (16,502,417)   (259,020)   (147,528)   (86,754)      0
                                             -----------    -----------    --------    --------    -------   -----
Net increase (decrease) in shares
  outstanding.............................      (687,104)      (989,802)     42,400      27,261     41,963      25
                                             ===========    ===========    ========    ========    =======   =====

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

                                               Institutional Class           Mileage Class          PlanAhead Class
                                            --------------------------    --------------------    -------------------
                                                   Period ended               Period ended           Period ended
       Municipal Money Market Fund           10/31/95       10/31/94      10/31/95    10/31/94    10/31/95   10/31/94
-----------------------------------------   -----------    -----------    --------    --------    --------   --------
Shares sold..............................       146,600        234,665      42,208      23,227         692       0
Reinvestment of dividends................           223            456         440         139           5       0
Shares redeemed..........................      (156,552)      (225,385)    (33,923)    (12,653)       (568)      0
                                            -----------    -----------    --------    --------    --------   -----
Net increase (decrease) in shares
  outstanding............................        (9,729)         9,736       8,725      10,713         129       0
                                            ===========    ===========    ========    ========   =========   =====
     U.S. Treasury Money Market Fund
-----------------------------------------
Shares sold..............................       371,049        324,942      16,404      20,498       1,974       0
Reinvestment of dividends................         2,455          2,858         362         104           6       0
Shares redeemed..........................      (393,927)      (397,005)    (15,962)    (14,435)     (1,450)      0
                                            -----------    -----------    --------    --------    --------   -----
Net increase (decrease) in shares
  outstanding............................       (20,423)       (69,205)        804       6,167         530       0
                                            ===========    ===========    ========    ========    ========   =====

6.  COMMITMENTS

     In order to protect against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Fund has entered into forward contracts to deliver foreign currency in exchange for U.S. dollars as described below. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1995, the Fund had outstanding forward foreign currency contracts as follows:



                           Contracts to Sell                                Settlement               Unrealized
-------------------------------------------------------------------------      Date        Value     Gain (Loss)
                       (amounts in thousands)                               ----------    -------    -----------
   3,000  CHF............................................................    11/14/95     $ 2,648       ($266)
   9,450  FRF............................................................    11/20/95       1,936        (160)
 310,000  ESP............................................................     12/1/95       2,536         (26)
   1,800  DEM............................................................      8/9/96       1,297          (4)
   8,000  FRF............................................................    10/11/96       1,635         (40)
 303,456  JPY............................................................    10/11/96       3,145          55
   5,300  DEM............................................................      3/1/96       3,791        (117)
                                                                                          -------     -------
    Total contracts to sell
    (Receivable amount $16,430).............................................              $16,988       $(558)
                                                                                          =======     =======

7.  SECURITIES LENDING

     The Funds participate in a securities lending program under which securities are loaned to selected institutional investors for a fee. All such loans require collateralization with securities of the U.S. Government and its agencies that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. At October 31, 1995, securities with a market value of approximately $11,029,100, $9,408,500 and $3,641,100 were loaned by the Balanced, Growth and Income and International Equity Funds, respectively. The collateral for these loans totaled $11,226,200, $9,600,200 and $3,824,200, respectively.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995 (Continued)
--------------------------------------------------------------------------------

8.  SUBSEQUENT EVENT

     Each Fund's Board of Trustees and shareholders approved, effective November 1, 1995, a change in the operating structure of each Fund to a Hub and Spoke(R) structure. Under this new structure, the investable assets of each Fund (Spoke) were transferred to a corresponding portfolio of the AMR Investment Services Trust (Hub), a newly formed open-end management investment company, with identical investment advisers and investment objectives as the existing Funds.

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         Institutional Class
                                                  ------------------------------------------------------------------
                                                                        Year Ended October 31,
                                                  ------------------------------------------------------------------
                                                    1991          1992          1993        1994(1)       1995(3)(4)
                                                  --------      --------      --------      --------      ---------
Net asset value, beginning of period............  $   9.87      $  11.60      $  11.99      $  13.23       $  12.36
                                                  --------      --------      --------      --------      ---------
Income from investment operations:
  Net investment income.........................      0.58          0.55          0.49          0.57           0.54
  Net gains (losses) on securities (both
    realized and unrealized)....................      1.79          0.41          1.57         (0.54)          1.71
                                                  --------      --------      --------      --------      ---------
Total from investment operations................      2.37          0.96          2.06          0.03           2.25
                                                  --------      --------      --------      --------      ---------
Less distributions:
  Dividends from net investment income..........     (0.64)        (0.56)        (0.52)        (0.56)         (0.52)
  Distributions from net realized gains on
    securities..................................        --         (0.01)        (0.30)        (0.34)         (0.14)
                                                  --------      --------      --------      --------      ---------
Total distributions.............................     (0.64)        (0.57)        (0.82)        (0.90)         (0.66)
                                                  --------      --------      --------      --------      ---------
Net asset value, end of period..................  $  11.60      $  11.99      $  13.23      $  12.36       $  13.95
                                                  ========      ========      ========      ========      =========
Total return (annualized)(5)(6)(7)..............     25.35%         8.75%        19.19%        (0.08)%        19.39%
                                                  ========      ========      ========      ========      =========
Ratios/supplemental data:
  Net assets, end of period (in thousands)......  $311,906      $370,087      $532,543      $222,873       $249,913
  Ratios to average net assets
    (annualized)(8)(9)(10):
    Expenses....................................      0.37%         0.35%         0.34%        0.36%           0.63%
    Net investment income.......................      6.06%         5.31%         4.91%        4.77%           4.30%
  Portfolio turnover rate.......................        55%           80%           83%          48%             73%

---------------
 (1) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
 (2) The Mileage, PlanAhead and AMR Classes commenced active operations on August 1, 1994.
 (3) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
 (4) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.
 (5) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at the net asset value on the last day of each period reported.
 (6) Total returns for the Mileage, PlanAhead and AMR Classes for the periods ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
 (7) Total returns for the Mileage and PlanAhead Classes for the period ended October 31, 1994 and for the year ended October 31, 1995 exclude fees waived by the Manager. The effect on total returns was immaterial in each period.
 (8) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to approximately $.01 per share in each period on an annualized basis.
 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
(10) Operating results of the Mileage and PlanAhead Classes exclude fees waived by the Manager. Had the Mileage Class paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.05% and 3.58%, respectively, for the period ended October 31, 1994, and 1.10% and 3.64%, respectively, for the year ended October 31, 1995. Had the PlanAhead Class paid such fees the ratios would have been .99% and 3.96%, respectively, for the period ended October 31, 1994, and 1.09% and 3.60%, respectively, for the year ended October 31, 1995.

--------------------------------------------------------------------------------

       Mileage Class                 PlanAhead Class                   AMR Class
---------------------------    ---------------------------    ----------------------------
Period Ended    Year Ended     Period Ended    Year Ended     Period Ended     Year Ended
October 31,     October 31,    October 31,     October 31,    October 31,      October 31,
 1994(1)(2)     1995(3)(4)      1994(1)(2)     1995(3)(4)      1994(1)(2)      1995(3)(4)
------------    -----------    ------------    -----------    ------------     -----------
   $12.35         $ 12.35         $12.35         $ 12.35        $  12.35        $   12.36
---------       ---------      ---------       ---------      ----------       ----------
     0.11            0.53           0.12            0.54            0.14             0.58
    (0.11)           1.68          (0.12)           1.67           (0.13)            1.71
---------       ---------      ---------       ---------      ----------       ----------
     0.00            2.21           0.00            2.21            0.01             2.29
---------       ---------      ---------       ---------      ----------       ----------
       --           (0.52)            --           (0.52)             --            (0.53)
       --           (0.14)            --           (0.14)             --            (0.14)
---------       ---------      ---------       ---------      ----------       ----------
       --           (0.66)            --           (0.66)             --            (0.67)
---------       ---------      ---------       ---------      ----------       ----------
   $12.35         $ 13.90         $12.35         $ 13.90        $  12.36        $   13.98
=========       =========      =========       =========      ==========       ==========
    (0.16)%         19.08%         (0.16)%         19.06%          (0.08)%          19.77%
=========       =========      =========       =========      ==========       ==========
   $   39         $ 1,031         $  528         $ 5,450        $393,504        $ 542,619
     0.96%           0.99%          0.92%           0.99%           0.36%            0.38%
     3.67%           3.75%          4.04%           3.70%           4.65%            4.54%
       48%             73%            48%             73%             48%              73%

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                           ----------------------------------------------------------
                                                                             Year Ended October 31,
                                                           ----------------------------------------------------------
                                                             1991        1992(1)       1993      1994(2)      1995(3)
                                                           --------      --------    --------    --------     -------
Net asset value, beginning of period....................   $   9.47      $  12.10    $  12.79    $  14.63     $ 14.19
                                                           --------      --------    --------    --------     -------
Income from investment operations:
  Net investment income.................................       0.42          0.39        0.36        0.43        0.41
  Net gains on securities (both realized and
    unrealized).........................................       2.70          0.77        2.21        0.08        2.28
                                                           --------      --------    --------    --------     -------
Total from investment operations........................       3.12          1.16        2.57        0.51        2.69
                                                           --------      --------    --------    --------     -------
Less distributions:
  Dividends from net investment income..................      (0.49)        (0.39)      (0.37)      (0.41)      (0.43)
  Distributions from net realized gains on securities...          -         (0.08)      (0.36)      (0.54)      (0.54)
                                                           --------      --------    --------    --------     -------
Total distributions.....................................      (0.49)        (0.47)      (0.73)      (0.95)      (0.97)
                                                           --------      --------    --------    --------     -------
Net asset value, end of period..........................   $  12.10      $  12.79    $  14.63    $  14.19     $ 15.91
                                                           ========      ========    ========    ========     =======
Total return (annualized) (5)(6)(7).....................      33.83%        10.00%      21.49%       3.36%      20.69%
                                                           ========      ========    ========    ========     =======
Ratios/supplemental data:
  Net assets, end of period (in thousands)..............   $264,628      $339,739    $477,088    $ 22,737     $71,608
  Ratios to average net assets (annualized) (8)(9)(10):
    Expenses............................................       0.37%         0.36%       0.34%       0.33%       0.62%
    Net investment income...............................       4.19%         3.57%       3.12%       3.28%       2.84%
  Portfolio turnover rate...............................         52%           35%         30%         23%         26%

---------------
 (1) The assets of the Growth and Income Fund previously managed by Atlanta Capital Management were transferred to GSB Investment Management , Inc. as of the close of business on December 5, 1991.
 (2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
 (3) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
 (4) The Mileage, PlanAhead and AMR Classes commenced active operations on August 1, 1994.
 (5) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at the net asset value on the last day of each period reported.
 (6) Total returns for the Mileage, PlanAhead and AMR Classes for the periods ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
 (7) Total returns for the Mileage and PlanAhead Classes exclude fees waived by the Manager. The effect on total returns was immaterial for the Mileage Class for the period ended October 31, 1994 and was immaterial for the PlanAhead Class for the period ended October 31, 1994 and for the year ended October 31, 1995. Had the Mileage Class paid such fees during the year ended October 31, 1995, annualized total returns would have been 20.28%.
 (8) Effective August 1, 1994, expenses include administrative services fees paid by the fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.
 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
(10) Operating results of the Mileage and PlanAhead Classes exclude fees waived by the Manager. Had the Mileage Class paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.06% and 1.99%, respectively, for the period ended October 31, 1994, and 1.10% and 2.34%, respectively, for the year ended October 31, 1995. Had the PlanAhead Class paid such fees the ratios would have been 1.05% and 1.40%, respectively, for the period ended October 31, 1994, and 1.08% and 2.14%, respectively, for the year ended October 31, 1995.

--------------------------------------------------------------------------------

      Mileage Class                PlanAhead Class                   AMR Class
--------------------------    --------------------------    ---------------------------

Period Ended    Year Ended    Period Ended    Year Ended   Period Ended      Year Ended
October 31,     October 31,   October 31,     October 31,   October 31,      October 31,
 1994(2)(4)      1995(3)       1994(2)(4)      1995(3)       1994(2)(4)       1995(3)
------------    ----------    ------------    ----------    ------------     ----------
   $13.99         $14.17         $13.99         $14.17        $  13.99        $  14.20
---------       --------      ---------       --------      ----------       ---------
     0.07           0.38           0.05           0.40            0.11            0.44
     0.11           2.26           0.13           2.22            0.10            2.30
---------       --------      ---------       --------      ----------       ---------
     0.18           2.64           0.18           2.62            0.21            2.74
---------       --------      ---------       --------      ----------       ---------
        -          (0.43)             -          (0.44)              -           (0.45)
        -          (0.54)             -          (0.54)              -           (0.54)
---------       --------      ---------       --------      ----------       ---------
        -          (0.97)             -          (0.98)              -           (0.99)
---------       --------      ---------       --------      ----------       ---------
   $14.17         $15.84         $14.17         $15.81        $  14.20        $  15.95
=========       ========      =========       ========      ==========       =========
     3.21%         20.36%          3.21%         20.14%           3.43%          21.03%
=========       ========      =========       ========      ==========       =========
   $  149         $2,201         $   56         $4,821        $505,892        $706,884
     0.96%          0.99%          0.95%          0.99%           0.37%           0.38%
     2.09%          2.45%          1.50%          2.23%           3.18%           3.20%
       23%            26%            23%            26%             23%             26%

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                           Institutional Class
                                                    -----------------------------------------------------------------
                                                    Period Ended                   Year Ended October 31,
                                                     October 31,        ---------------------------------------------
                                                       1991(1)           1992        1993(2)    1994(3)(4)    1995(6)
                                                    -------------       -------      -------    ----------    -------
Net asset value, beginning of period..............     $ 10.00          $ 10.13      $  8.93     $  12.07     $ 12.87
                                                    ----------          -------      -------    ---------     -------
Income from investment operations:
  Net investment income...........................           -             0.12         0.17         0.32        0.27
  Net gains (losses) on securities (both realized
    and unrealized)...............................        0.13            (1.31)        3.09         1.10        0.68
                                                    ----------          -------      -------    ---------     -------
Total from investment operations..................        0.13            (1.19)        3.26         1.42        0.95
                                                    ----------          -------      -------    ---------     -------
Less distributions:
  Dividends from net investment income............           -            (0.01)       (0.12)       (0.17)      (0.21)
  Distributions from net realized gains on
    securities....................................           -                -            -        (0.45)      (0.32)
                                                    ----------          -------      -------    ---------     -------
Total distributions...............................           -            (0.01)       (0.12)       (0.62)      (0.53)
                                                    ----------          -------      -------    ---------     -------
Net asset value, end of period....................     $ 10.13          $  8.93      $ 12.07     $  12.87     $ 13.29
                                                    ==========          =======      =======    =========     =======
Total return (annualized)(7)(8)...................        5.69%          (12.07)%      36.56%       11.77%       7.90%
                                                    ==========          =======      =======    =========     =======
Ratios/supplemental data:
  Net assets, end of period (in thousands)........     $10,536          $38,837      $66,652     $ 23,115     $25,757
  Ratios to average net assets
    (annualized)(9)(10):
    Expenses......................................        1.90%(11)        1.17%        0.78%        0.61%       0.85%
    Net investment income.........................        0.38%(11)        2.04%        2.00%        2.74%       2.37%
  Portfolio turnover rate.........................           2%              21%          61%          37%         21%

---------------

 (1) The Institutional Class of the International Equity Fund commenced active operations on August 7, 1991.
 (2) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of the close of business on May 21, 1993.
 (3) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.
 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
 (5) The Mileage, PlanAhead and AMR Classes commenced active operations on August 1, 1994.
 (6) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
 (7) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at the net asset value on the last day of each period reported.
 (8) Total returns for the Mileage, PlanAhead and AMR Classes for the periods ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
 (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis and were waived by the Manager for the period ended October 31, 1991.
(10) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
(11) Estimated based on expected annual expenses and actual average net assets.

--------------------------------------------------------------------------------



       Mileage Class                  PlanAhead Class                     AMR Class
----------------------------    ----------------------------    -----------------------------
Period Ended     Year Ended     Period Ended     Year Ended     Period Ended      Year Ended
 October 31,     October 31,     October 31,     October 31,     October 31,      October 31,
1994(3)(4)(5)      1995(6)      1994(3)(4)(5)      1995(6)      1994(3)(4)(5)       1995(6)
-------------    -----------    -------------    -----------    -------------     -----------
   $ 12.61         $ 12.85         $ 12.61         $ 12.85        $   12.61        $   12.87
----------       ---------      ----------       ---------      -----------       ----------
      0.03            0.22            0.06            0.24             0.05             0.30
      0.21            0.66            0.18            0.64             0.21             0.68
----------       ---------      ----------       ---------      -----------       ----------
      0.24            0.88            0.24            0.88             0.26             0.98
----------       ---------      ----------       ---------      -----------       ----------
         -           (0.21)              -           (0.21)               -            (0.22)
         -           (0.32)              -           (0.32)               -            (0.32)
----------       ---------      ----------       ---------      -----------       ----------
         -           (0.53)              -           (0.53)               -            (0.54)
----------       ---------      ----------       ---------      -----------       ----------
   $ 12.85         $ 13.20         $ 12.85         $ 13.20        $   12.87        $   13.31
==========       =========      ==========       =========      ===========       ==========
     11.60%           7.35%          11.60%           7.37%           11.77%            8.18%
==========       =========      ==========       =========      ===========       ==========
   $   207         $ 1,255         $   375         $ 1,456        $ 165,524        $ 227,939
      1.31%           1.33%           1.25%           1.33%            0.63%            0.60%
      0.88%           1.99%           1.86%           2.08%            1.41%            2.65%
        37%             21%             37%             21%              37%              21%

AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                          Institutional Class
                                                    ----------------------------------------------------------------
                                                                         Year Ended October 31,
                                                    ----------------------------------------------------------------
                                                    1991(1)         1992          1993        1994(2)         1995
                                                    --------      --------      --------      --------      --------
Net asset value, beginning of period..............  $   9.76      $  10.07      $  10.13      $  10.23      $   9.67
                                                    --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income...........................      0.83          0.75          0.58          0.52          0.62
  Net gains (losses) on securities (both realized
    and unrealized)...............................      0.31          0.06          0.15         (0.46)         0.15
                                                    --------      --------      --------      --------      --------
Total from investment operations..................      1.14          0.81          0.73          0.06          0.77
                                                    --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income............     (0.83)        (0.75)        (0.58)        (0.52)        (0.62)
  Distributions from net realized gains on
    securities....................................         -             -         (0.05)        (0.10)            -
                                                    --------      --------      --------      --------      --------
Total distributions...............................     (0.83)        (0.75)        (0.63)        (0.62)        (0.62)
                                                    --------      --------      --------      --------      --------
Net asset value, end of period....................  $  10.07      $  10.13      $  10.23      $   9.67      $   9.82
                                                    ========      ========      ========      ========      ========
Total return (annualized)(4)(5)(6)................     11.87%         7.94%         7.20%         0.42%         8.18%
                                                    ========      ========      ========      ========      ========
Ratios/supplemental data:
  Net assets, end of period (in thousands)........  $141,629      $209,928      $238,874      $112,141      $137,293
  Ratios to average net assets
    (annualized)(7)(8)(9):
    Expenses......................................      0.35%         0.27%         0.26%         0.31%         0.60%
    Net investment income.........................      8.42%         7.40%         5.76%         5.26%         6.36%
  Portfolio turnover rate.........................       165%          133%          176%           94%          183%

---------------
(1) AMR Investment Services, Inc. began portfolio management of the Limited-Term Income Fund on March 1, 1991 replacing Brown Brothers, Harriman & Co. and Barrow, Hanley, Mewhinney & Strauss, Inc.
(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
(3) The Mileage, PlanAhead and AMR Classes commenced active operations on August 1, 1994.
(4) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at the net asset value on the last day of each period reported.
(5) Total returns for the Mileage, PlanAhead and AMR Classes for the periods ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
(6) Total returns for the Mileage and PlanAhead Classes exclude fees waived by the Manager. Had the Fund paid such fees, total return for each class would have been .41% for the period ended October 31, 1994, and 7.55% and 7.56% for the year ended October 31, 1995 for the Mileage Class and PlanAhead Class, respectively.
(7) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.
(8) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
(9) Operating results of the Mileage and PlanAhead Classes exclude fees waived by the Manager. Had the Mileage Class paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 5.01%, respectively, for the period ended October 31, 1994, and 1.07% and 5.86%, respectively, for the year ended October 31, 1995. Had the PlanAhead Class paid such fees the ratios would have been 1.00% and 4.89%, respectively, for the period ended October 31, 1994, and 1.06% and 5.93%, respectively, for the year ended October 31, 1995.

--------------------------------------------------------------------------------

       Mileage Class                 PlanAhead Class                   AMR Class
---------------------------    ---------------------------    ----------------------------
Period Ended    Year Ended     Period Ended    Year Ended     Period Ended     Year Ended
October 31,     October 31,    October 31,     October 31,    October 31,      October 31,
 1994(2)(3)        1995         1994(2)(3)        1995         1994(2)(3)         1995
------------    -----------    ------------    -----------    ------------     -----------
   $ 9.78         $  9.68         $ 9.78         $  9.68        $   9.78         $  9.68
---------       ---------      ---------       ---------      ----------       ---------
     0.13            0.59           0.13            0.59            0.14            0.64
    (0.10)           0.14          (0.10)           0.14           (0.10)           0.13
---------       ---------      ---------       ---------      ----------       ---------
     0.03            0.73           0.03            0.73            0.04            0.77
---------       ---------      ---------       ---------      ----------       ---------
    (0.13)          (0.59)         (0.13)          (0.59)          (0.14)          (0.64)
        -               -              -               -               -               -
---------       ---------      ---------       ---------      ----------       ---------
    (0.13)          (0.59)         (0.13)          (0.59)          (0.14)          (0.64)
---------       ---------      ---------       ---------      ----------       ---------
   $ 9.68         $  9.82         $ 9.68         $  9.82        $   9.68         $  9.81
=========       =========      =========       =========      ==========       =========
     0.45%           7.83%          0.45%           7.83%           0.59%           8.22%
=========       =========      =========       =========      ==========       =========
   $  149         $   582         $  403         $ 1,576        $ 53,445         $64,595
     0.82%           0.83%          0.79%           0.83%           0.33%           0.36%
     5.21%           6.10%          5.10%           6.16%           5.77%           6.60%
       94%            183%            94%            183%             94%            183%

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                            Institutional Class
                                                      ----------------------------------------------------------------
                                                                           Year Ended October 31,
                                                      ----------------------------------------------------------------
                                                        1991         1992          1993        1994(1)         1995
                                                      --------    ----------    ----------    ----------    ----------
Net asset value, beginning of period...............   $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                      --------    ----------    ----------    ----------    ----------
  Net investment income............................       0.07          0.04          0.03          0.04          0.06
  Less dividends from net investment income........      (0.07)        (0.04)        (0.03)        (0.04)        (0.06)
                                                      --------    ----------    ----------    ----------    ----------
Net asset value, end of period.....................   $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                      ========    ==========    ==========    ==========    ==========
Total return (annualized)..........................       7.18%         4.41%         3.31%         3.85%         5.96%
                                                      ========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
  Net assets, end of period
    (in thousands).................................   $715,280    $2,223,829    $2,882,947    $1,893,144    $1,206,041
  Ratios to average net assets (annualized)(4)(5):
    Expenses.......................................       0.24%         0.26%         0.23%         0.21%         0.23%
    Net investment income..........................       6.93%         4.06%         3.23%         3.63%         5.79%

---------------
(1) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
(2) The PlanAhead Class commenced active operations on August 1, 1994.
(3) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.
(4) Effective October 1, 1990, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.
(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the year ended October 31, 1992.

--------------------------------------------------------------------------------

              Mileage Class
-----------------------------------------          PlanAhead Class
                                             ----------------------------
         Year Ended October 31,              Period Ended     Year Ended
-----------------------------------------    October 31,      October 31,
 1992       1993      1994(1)      1995       1994(1)(2)         1995
-------    -------    -------    --------    ------------     -----------
$  1.00    $  1.00   $  1.00     $   1.00       $ 1.00          $  1.00
-------    -------   -------     --------    ---------        ---------
   0.04       0.03      0.04         0.05         0.01             0.05
  (0.04)     (0.03)    (0.04)       (0.05)       (0.01)           (0.05)
-------    -------   -------     --------    ---------        ---------
$  1.00    $  1.00   $  1.00     $   1.00       $ 1.00          $  1.00
=======    =======   =======     ========    =========        =========
   4.15%      3.05%     3.56%        5.61%        3.73%(3)         5.60%
=======    =======   =======     ========    =========        =========
$15,952    $30,625   $57,886     $100,286       $   25          $41,989
   0.51%      0.48%     0.50 %       0.57%        0.70%            0.55%
   3.76%      2.99%     3.58 %       5.48%        4.42%            5.56%

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                        Institutional Class             Mileage Class               PlanAhead Class
                                     --------------------------   --------------------------   --------------------------
                                     Period Ended   Year Ended    Period Ended   Year Ended    Period Ended   Year Ended
                                     October 31,    October 31,   October 31,    October 31,   October 31,    October 31,
                                       1994(1)         1995         1994(1)         1995         1994(1)         1995
                                     ------------   -----------   ------------   -----------   ------------   -----------
Net asset value, beginning of
  period...........................     $ 1.00         $1.00         $  1.00       $  1.00        $ 1.00         $ 1.00
                                        ------         -----         -------       -------        ------         ------
  Net investment income............       0.02          0.04            0.02          0.03          0.01           0.03
  Less dividends from net
    investment income..............      (0.02)        (0.04)          (0.02)        (0.03)        (0.01)         (0.03)
                                        ------         -----         -------       -------        ------         ------
Net asset value, end of period.....     $ 1.00         $1.00         $  1.00       $  1.00        $ 1.00         $ 1.00
                                        ======         =====         =======       =======        ======         ======
Total return (annualized)(2)(3)....       2.44%         3.75%           2.16%         3.40%         2.35%          3.39%
                                        ======         =====         =======       =======        ======         ======
Ratios/supplemental data:
  Net assets, end of period (in
    thousands).....................     $9,736         $   7         $10,713       $19,438        $    0         $  129
  Ratios to average net assets
    (annualized)(4):
    Expenses.......................       0.30%         0.35%           0.63%         0.71%         0.77%          0.72%
    Net investment income..........       2.38%         3.70%           2.23%         3.33%         2.49%          3.32%

---------------
(1) The Institutional Class and Mileage Class commenced active operations on November 10, 1993. The PlanAhead Class commenced active operations on August 1, 1994.
(2) Total returns for each class of the Municipal Money Market Fund exclude management and administrative services fees waived by the Manager. Had the Fund paid such fees during the period ended October 31, 1994 and during the year ended October 31, 1995, annualized total returns would have been 2.24% and 3.54%, respectively for the Institutional Class, 1.95% and 3.19%, respectively, for the Mileage Class and 2.15% and 3.19%, respectively, for the PlanAhead Class.
(3) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 10, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.
(4) Operating results of each class of the Municipal Money Market Fund exclude fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets for the Institutional Class would have been .50% and 2.18%, respectively, for the period ended October 31, 1994, and .55% and 3.50%, respectively, for the year ended October 31, 1995. The ratios for the Mileage Class would have been .83% and 2.03%, respectively, for the period ended October 31, 1994, and .91% and 3.13%, respectively, for the year ended October 31, 1995. The ratios for the PlanAhead Class would have been .97% and 2.29%, respectively for the period ended October 31, 1994, and .92% and 3.12%, respectively, for the year ended October 31, 1995.

AMERICAN AADVANTAGE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                       Institutional Class                       Mileage Class              PlanAhead Class
                          ----------------------------------------------   -------------------------   --------------------------
                            Period                                           Period                      Period
                             Ended            Year Ended October 31,          Ended      Year Ended       Ended       Year Ended
                          October 31,     ------------------------------   October 31,   October 31,   October 31,    October 31,
                            1992(1)         1993      1994(2)     1995       1994(2)        1995       1994(1)(2)        1995
                          -----------     --------    -------    -------   -----------   -----------   -----------    -----------
Net asset value,
  beginning of period.... $    1.00       $   1.00    $  1.00    $  1.00     $  1.00       $  1.00        $1.00          $1.00
  Net investment
    income...............      0.02           0.03       0.04       0.06        0.03          0.05         0.01           0.05
  Less dividends from net
    investment income....     (0.02)         (0.03)     (0.04)     (0.06)      (0.03)        (0.05)       (0.01)         (0.05)
                          ---------       --------    -------    -------   ---------     ---------     --------      ---------
Net asset value, end of
  period................. $    1.00       $   1.00    $  1.00    $  1.00     $  1.00       $  1.00        $1.00          $1.00
                          =========       ========    =======    =======   =========     =========     ========       ========
Total return
  (annualized)...........      3.61%          3.07%      3.70%      5.67%       3.42%         5.30%        3.58%(3)       5.19%
                          =========       ========    =======    =======   =========     =========     ========       ========
Ratios/supplemental data:
  Net assets, end of
    period (in
    thousands)........... $  91,453       $136,813    $67,607    $47,184     $ 6,167       $ 6,972        $   0          $ 530
  Ratios to average net
    assets
    (annualized)(5):
  Expenses...............      0.27%(4)       0.23%      0.25%      0.32%       0.57%         0.71%        0.75%          0.76%
  Net investment
    income...............      3.46%(4)       2.96%      3.44%      5.49%       3.84%         5.14%        3.94%          5.19%

---------------

(1) The Institutional Class commenced active operations on March 2, 1992. The PlanAhead Class commenced active operations on August 1, 1994.

(2) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(3) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(4) Estimated based on expected annual expenses and actual average net assets.

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

                                  [AMERICAN
                               AADVANTAGE FUNDS
                                    LOGO]


                            -INSTITUTIONAL CLASS-
                               P.O. Box 619003
                       Dallas/Fort Worth Airport, Texas
                                  75261-9003
                                (817) 967-3509

                              -MILEAGE CLASS-(R)
                                P.O. Box 4580
                        Chicago, Illinois  60680-4580
                                (800) 231-4252

                             -PLANAHEAD CLASS-(SM)
                                P.O. Box 4580
                        Chicago, Illinois  60680-4580
                                (800) 231-4252

                               -AMR CLASS-(SM)
                                P.O Box 619003
                       Dallas/Fort Worth Airport, Texas
                                  75261-9003
                                (817) 967-3509

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                                    FUNDS
                                    LOGO]

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                              MONEY MARKET FUND

                         MUNICIPAL MONEY MARKET FUND

                       U.S. TREASURY MONEY MARKET FUND